Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 12.46%
Communications - 3.37%

Altice France Holding S.A., 5.500%, 10/15/2029(b)	$1,322,000	$1,156,750
Clear Channel Outdoor Holdings, 7.500%, 06/01/2029(b)	3,039,000	2,780,685
CSC Holdings LLC, 3.375%, 02/15/2031(b)	559,000	370,338
DISH Network Corp., 11.750%, 11/15/2027(b)	3,401,000	3,562,548
Level 3 Financing Inc., 3.875%, 10/15/2030(b)	3,706,600	3,215,476
Trump Media & Technology Group Corp., 0.000%, 05/29/2028(f)	1,462	1,384,410
		12,470,207
Consumer Discretionary - 5.41%

1261229 B.C. Ltd., 10.000%, 04/15/2032	3,045,000	3,105,900
Adtalem Global Education, Inc., 5.500%, 03/01/2028(b)	4,195,000	4,174,025
Beach Acquisition Bidco LLC, 10.000%, 07/15/2033	1,034,000	1,081,822
Community Health Systems, Inc., 6.875%, 04/15/2029	1,843,000	1,455,970
Community Health Systems, Inc., 9.750%, 01/15/2034(f)	3,308,000	3,326,608
RR Donnelley & Sons Co., 10.870%, 08/01/2029(b)	3,610,000	3,533,288
RRD PARENT INC, 12.000%, 02/04/2030	303,000	343,905
Selina Hospitality, 6.000%, 11/01/2029(a)(f)	4,981,328	61,968
Staples Inc., 10.750%, 09/01/2029(b)	3,135,000	2,946,900
		20,030,386
Financials - 2.23%

Compass Group Diversified Holdings LLC, 5.250%, 04/15/2029	2,452,000	2,283,425
Morgan Stanley, 0.000% (Variable Rate), 04/30/2030(i)	25,000	16,095
Morgan Stanley, 0.000% (Variable Rate), 07/31/2030(i)	80,000	54,338
Morgan Stanley, 0.000% (Variable Rate), 10/30/2030(i)	80,000	55,172
Morgan Stanley, 0.000% (Variable Rate), 09/26/2033(i)	428,000	271,121
Morgan Stanley, 0.000% (Variable Rate), 10/31/2033(i)	266,000	161,816
Morgan Stanley, 0.000% (Variable Rate), 02/28/2034(i)	478,000	294,091
Morgan Stanley, 0.000% (Variable Rate), 03/31/2034(i)	302,000	204,481
Morgan Stanley, 0.000% (Variable Rate), 04/30/2034(i)	66,000	40,294
Morgan Stanley, 0.000% (Variable Rate), 05/30/2034(I)	89,000	53,809
Morgan Stanley, 0.000% (Variable Rate), 06/30/2034(I)	460,000	283,415
Morgan Stanley, 0.000% (Variable Rate), 07/31/2034(I)	25,000	15,466
Morgan Stanley, 0.000% (Variable Rate), 08/29/2034(I)	171,000	107,858
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034(I)	319,000	198,133
Morgan Stanley, 0.000% (Variable Rate), 10/08/2034(I)	32,000	20,291
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034(i)	641,000	393,389
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034(i)	256,000	154,042
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035(i)	244,000	151,644
Morgan Stanley, 0.000% (Variable Rate), 02/27/2035(i)	36,000	22,943
Morgan Stanley, 0.000% (Variable Rate), 03/31/2035(i)	641,000	385,014
Morgan Stanley, 0.000% (Variable Rate), 02/29/2036(i)	61,000	36,112
Morgan Stanley, 0.000% (Variable Rate), 04/28/2036(i)	10,000	6,098
Morgan Stanley, 0.000% (Variable Rate), 06/30/2036(i)	40,000	25,056
Morgan Stanley, 0.000% (Variable Rate), 08/31/2036(i)	2,289,000	1,774,895
Morgan Stanley, 0.000% (Variable Rate), 09/30/2036(i)	40,000	30,959

Quarterly Report | July 31, 2025	1

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
Morgan Stanley, 0.000% (Variable Rate), 11/29/2036(i)	$103,000	$81,091
Morgan Stanley, 0.000% (Variable Rate), 01/31/2037(i)	224,000	174,901
Morgan Stanley, 0.000% (Variable Rate), 03/31/2037(i)	747,000	536,971
Morgan Stanley, 0.000% (Variable Rate), 04/28/2037(i)	40,000	30,077
Morgan Stanley, 0.000% (Variable Rate), 05/31/2037(i)	25,000	19,212
Morgan Stanley, 0.000% (Variable Rate), 08/31/2037(i)	58,000	49,073
UBS Group AG, 0.000% (Variable Rate), 07/31/2030(i)	10,000	7,120
UBS Group AG, 0.000% (Variable Rate), 10/30/2030(i)	420,000	299,549
		8,237,951
Industrials - 0.45%

LABL Inc., 8.625%, 10/01/2031(b)	1,998,000	1,665,833
		1,665,833
Real Estate - 1.00%

China Evergrande Group, 8.250%, 03/23/2022(a)(e)(f)	7,985,000	139,739
China Evergrande Group, 9.500%, 04/11/2022(a)(e)(f)	3,205,000	56,089
China Evergrande Group, 11.500%, 01/22/2023(a)(e)(f)	6,500,000	113,751
China Evergrande Group, 10.000%, 04/11/2023(a)(e)(f)	11,180,000	195,651
China Evergrande Group, 7.500%, 06/28/2023(a)(e)(f)	16,029,000	280,509
China Evergrande Group, 12.000%, 01/22/2024(a)(e)(f)	8,094,000	141,646
China Evergrande Group, 9.500%, 03/29/2024(a)(e)(f)	13,321,000	233,119
China Evergrande Group, 10.500%, 04/11/2024(a)(e)(f)	17,000,000	297,501
China Evergrande Group, 8.750%, 06/28/2025(a)(e)(f)	127,633,001	2,233,579
		3,691,584

TOTAL CORPORATE BONDS		46,095,961
(Cost $64,304,583)

	Principal Amount	Fair Value
SENIOR LOANS - 8.08%
Communications - 0.58%

Gogo Intermediate Holdings LLC, Initial Term Loan, TSFR6M + 3.750%, 04/30/2028	2,151,800	2,140,137
		2,140,137
Consumer Discretionary - 5.12%

AMC Entertainment, Term Loan, TSFR1M + 9.000%, 01/04/2029	3,061,857	3,088,137
J Crew Group LLC, Initial Term Loan, TSFR3M + 6.000%, 09/26/2031	8,584,058	7,307,179
NPC International, Inc., Second Lien Term Loan, 3M US L + 7.500%, 04/18/2025(f)(j)	605,000	-
The GEO Group, Inc., Term B Loan, TSFR1M + 5.250%, 04/13/2029	5,097,350	5,120,288
Vortex Opco LLC, Term Loan, TSFR3M + 6.250%, 4/30/2030	3,436,000	3,438,697
		18,954,301
Consumer Staples - 0.48%

Moran Foods LLC, First Lien A&R 2023 FLFO PIK Term Loan, TSFR3M + 11.954%, 06/30/2026(i)	554,036	401,676
Moran Foods LLC, First Lien A&R 2023 FLSO PIK Term Loan, TSFR3M + 11.954%, 06/30/2026(i)	968,854	702,419
Moran Foods LLC, First Lien Term Loan, TSFR3M + 7.250%, 06/30/2026	927,417	672,378
		1,776,473

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
Health Care - 0.61%

1261229 B.C. Ltd., Term Loan, 1M SOFR + 6.250%, 10/08/2030	$1,073,053	$1,054,194
ModivCare Inc., Term Loan, TSFR3M + 4.750%, 07/01/2031	1,846,970	1,185,145
		2,239,339
Industrials - 0.83%

Multi-Color Corp., Term Loan, TSFR1M + 5.000%, 10/29/2028	3,392,270	3,082,726
		3,082,726
Information Technology - 0.43%

X Corp., Term B3 Loan, 9.500%, 10/29/2029	1,653,198	1,606,247
		1,606,247
Materials - 0.03%

CPC Acquisition Corp., Second Lien Term Loan, TSFR3M + 7.750%, 12/29/2028	175,000	88,303
		88,303

TOTAL SENIOR LOANS		29,887,526
(Cost $33,127,824)

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BONDS - 2.04%
Financials - 2.04%

BSTR Holdings Inc., 1.000%, 07/15/2030(c)	2,310	2,310,000
Columbus Circle Capital Corp. I, 0.000%, 12/31/2028(c)(f)	2,220,157	2,153,552
MI7 Founders, LLC, 1.000%, 07/01/2030(c)(f)	3,081,950	3,081,950
		7,545,502

TOTAL CONVERTIBLE CORPORATE BONDS		7,545,502
(Cost $7,545,502)

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES - 0.98%
Federal National Mortgage Association (FNMA) - 0.98%

FNMA, Series 427, Class C20, 2.000%, 02/25/2051	6,577,857	886,027
FNMA, Series 428, Class C15, 3.000%, 07/25/2052	2,138,092	386,934
FNMA, Series 429, Class C5, 3.000%, 10/25/2052	7,824,102	1,457,163
FNMA, Series 437, Class C8, 2.500%, 06/25/2052	5,482,582	878,387

TOTAL MORTGAGE-BACKED SECURITIES		3,608,511
(Cost $3,192,738)

Quarterly Report | July 31, 2025	3

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 14.03%
Commercial Services - 0.02%

Travelport LLC(f)	69	$69,000
		69,000
Communications - 4.34%

Baidu, Inc.(f)	18,367	1,613,908
Bumble, Inc.(f)(g)	1,057,465	8,227,078
Snap Inc.(f)	99,084	934,362
Telephone and Data Systems Inc.	16,346	638,148
Weibo Corp.(g)	481,775	4,644,311
		16,057,807
Consumer Discretionary - 1.36%

24 Hour Fitness Worldwide(f)	306,005	2,142
Arbe Robotics, Ltd.(f)	217,728	293,933
Capri Holdings Ltd.(f)	28,458	517,651
Dave & Buster's Entertainment, Inc.(f)	10,868	317,780
Evolution AB	31,166	2,777,457
Everyware Global(c)(f)(j)	43,777	-
Next.e.GO N.V.(f)	5,788	1
Polestar Automotive Holding UK PLC(f)	116,694	124,863
The RealReal, Inc.(f)	68,565	360,652
Winnebago Industries, Inc.	21,878	650,214
		5,044,693
Consumer Staples - 0.00%(d)

Benson Hill, Inc.(f)(j)	3,906	-
Moran Foods LLC(c)(f)(j)	3,699,885	-
		-
Energy - 0.05%

Granite Ridge Resources, Inc.	33,264	172,640
		172,640
Financials - 3.16%

Allfunds Group plc	342,549	2,384,595
Cannae Holdings, Inc.	322,675	6,898,792
Compass Diversified Holdings	36,282	231,842
PagSeguro Digital, Ltd.(g)	277,770	2,174,939
Symphony International Holdings Ltd.(f)	31,566	12,942
		11,703,110
Health Care - 0.44%

Arbutus Biopharma Corp.(f)	243,660	799,205
Community Health Systems Inc(f)	216,402	562,645
Compass Pathways plc(f)	61,188	266,168
Profusa Inc.(f)	3,848	2,694
		1,630,712

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Industrials - 1.72%

Vertical Aerospace Ltd.(f)	890,409	$5,449,303
Voyager Technologies Inc.(f)	11,180	447,424
		6,360,358
Information Technology - 0.34%

GDS Holdings Ltd.(f)	34,973	1,261,476
		1,261,476
Materials - 0.98%

Covia Energy LLC	169,353	3,358,777
Critical Metals Corp.(f)	50,528	252,639
		3,611,416
Real Estate - 0.65%

Anywhere Real Estate, Inc.(f)	81,845	378,124
CBRE Group Inc.(f)	3,064	477,186
Star Holdings(f)	188,549	1,355,666
TAG Immobilien AG	13,120	210,513
		2,421,489
Technology - 0.68%

CommScope Holding Company, Inc.(f)	83,803	687,184
Core Scientific Inc.(f)	59,919	811,289
IREN Ltd.(f)	13,043	210,106
Vertex, Inc.(f)	24,381	808,684
		2,517,263
Utilities - 0.29%

Longview Power LLC(f)	61,813	1,081,727
		1,081,727

TOTAL COMMON STOCK		51,931,691
(Cost $44,786,783)

	Shares	Fair Value
CLOSED END FUNDS - 15.58%
Alternative - 2.53%

BlackRock ESG Capital Allocation Term Trust	410,267	6,691,455
Destra Multi-Alternative Fund	56,768	496,152
VGI Partners Global Investments, Ltd.	1,909,713	2,184,549
		9,372,156
Equity - 5.87%

abrdn Emerging Markets Equity Income Fund, Inc.	497	3,002
abrdn Japan Equity Fund, Inc.	46,838	351,753
abrdn Life Sciences Investors	29,264	384,236
Argo Global Listed Infrastructure Limited(f)	6,263	9,378
Argo Investments Ltd.(f)	139,250	837,616
ASA Gold and Precious Metals Ltd.	163,658	5,065,215
Australian United Investment Company Ltd(f)	5,375	38,998
BlackRock Science & Technology Trust II	3,629	77,189

Quarterly Report | July 31, 2025	5

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Direxion Daily Robotics Artificial Intelligence & Automation Index Bull 2X Shares(f)	10,072	$229,188
Diversified United Investment Ltd.	55,728	196,258
Future Generation Global Ltd.	97,911	98,474
GAMCO Natural Resources, Gold & Income Trust	12,027	75,650
Hearts and Minds Investments, Ltd.	1,096,098	2,373,848
Japan Smaller Capitalization Fund, Inc.	7,763	75,146
MFF Capital Investments, Ltd.	1,163,312	3,438,965
Neuberger Berman MLP & Energy Income Fund, Inc.	3,524	30,870
Neuberger Berman Next Generation Connectivity Fund, Inc.	165,408	2,459,617
NYLI CBRE Global Infrastructure Megatrends Term Fund	74,080	1,062,307
Pengana International Equities, Ltd.	4,101,590	3,308,031
Principal Real Estate Income Fund	8,744	90,763
Taiwan Fund, Inc.	3,223	147,565
Tortoise Energy Infrastructure Fund, Inc.	24,609	1,066,554
Voya Emerging Markets High Dividend Equity Fund	46,770	275,943
Whitefield Ltd.	3,656	13,345
		21,709,911
Fixed Income - 3.18%

AllianceBernstein National Municipal Income Fund	396	4,015
BlackRock California Municipal Income Trust	119,538	1,247,977
BlackRock MuniHoldings California Quality Fund, Inc.	2,532	25,472
BlackRock MuniHoldings New York Quality Fund, Inc.	1,340	12,743
BlackRock MuniYield New York Quality Fund, Inc.	48	442
BlackRock New York Municipal Income Trust	1,606	15,096
BNY Mellon Strategic Municipal Bond Fund, Inc.	190	1,051
Eaton Vance California Municipal Bond Fund	59,833	527,727
Eaton Vance New York Municipal Bond Fund	144,910	1,314,334
Ellsworth Growth and Income Fund, Ltd.	85,672	904,696
Federated Hermes Premier Municipal Income Fund	2,156	22,724
MFS High Income Municipal Trust	1,680	5,964
Neuberger Berman Municipal Fund Inc.	892	8,742
Nuveen New Jersey Quality Municipal Income Fund	4,492	50,221
Nuveen Pennsylvania Quality Municipal Income Fund	60,219	653,376
PIMCO Dynamic Income Strategy Fund	231,564	5,747,418
Pioneer Municipal High Income Advantage Fund, Inc.	961	7,794
Pioneer Municipal High Income Fund, Inc.	108,304	972,570
Pioneer Municipal High Income Opportunities Fund, Inc.	22,790	260,946
		11,783,308
Mixed Allocation - 2.96%

Nuveen Multi-Asset Income Fund	61,273	772,040
Pershing Square Holdings Ltd.	175,609	9,746,300
Tortoise Sustainable and Social Impact Term Fund	37,012	449,685
		10,968,025
Private Equity - 1.04%

Syncona Ltd.(f)	2,970,624	3,825,090
The Schiehallion Fund(f)	1,014	1,217
		3,826,307

TOTAL CLOSED END FUNDS		57,659,707
(Cost $43,646,483)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
INVESTMENT TRUSTS - 7.27%
Alternative - 2.34%

Bitwise 10 Crypto Index Fund(f)(g)	117,441	$8,675,108
		8,675,108
Equity - 4.93%

BlackRock Smaller Companies Trust PLC	71,210	1,248,902
Fidelity Emerging Markets Ltd.	932,297	10,268,564
Herald Investment Trust PLC(f)	2,610	84,794
Schroder British Opportunities Trust PLC(f)	1,453,746	1,420,724
Schroder UK Mid Cap Fund PLC	570,790	5,216,411
		18,239,395
Mixed Allocation - 0.00%(d)

abrdn Diversified Income and Growth Trust PLC(f)	7,080	4,585
		4,585

TOTAL INVESTMENT TRUSTS		26,919,088
(Cost $18,369,035)

	Shares	Fair Value
PREFERRED STOCK - 1.39%
Consumer Discretionary - 0.99%

24 Hour Fitness Worldwide, Inc.(f)	407,959	2,856
G-ILS Transportation Ltd. Preferred B-3(c)(f)	1,332	2,139,243
HAAT Delivery Ltd. Preferred Seed-1(c)(f)	64,188	1,514,538
		3,656,637
Health Care - 0.12%

Integrity Labs, Inc.(c)(f)	439,521	439,521
		439,521
Technology - 0.28%

Xtend Reality Expansion Ltd. Preferred B-2(c)(f)	775,774	1,037,210
		1,037,210

TOTAL PREFERRED STOCK		5,133,368
(Cost $4,812,584)

Fair Value
PARTICIPATION AGREEMENTS - 0.24%

Caesars Entertainment, Inc. (Covid Insurance Claim)(c)(f)(g)(j)	-
PK Funding 2023 LLC(c)	888,284

TOTAL PARTICIPATION AGREEMENTS	888,284
(Cost $3,208,289)

Quarterly Report | July 31, 2025	7

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

Fair Value
PRIVATE FUNDS - 17.42%

Alternative Capital Investments Fund III LP, Special Class Interests(f)	$8,848,523
Alternative Capital Investments Fund III LP, Special Class Interests 2	128,841
Alternative Capital Investments Fund III LP, Standard Class Interests(f)	665,275
New Holland Special Opportunities Aggregator LP, Class M Interests(h)(f)	4,732,132
New Holland Special Opportunities Aggregator LP, Class Y-5 Interests(f)(h)	1,186,445
New Holland Special Opportunities Aggregator LP, Class Y Interests(h)	3,430
Stone Ridge Opportunities Fund Feeder LP(f)	48,896,712

TOTAL PRIVATE FUNDS	64,461,358
(Cost $39,117,269)

	Shares	Fair Value
UNIT TRUST - 7.91%
Specialty - 7.91%

Grayscale Ethereum Classic Trust(f)(g)	2,771,019	29,289,632

TOTAL UNIT TRUST		29,289,632
(Cost $24,477,006)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 8.08%

180 Life Sciences, Corp.(c)(f)	231,904	614,546
1RT Acquisition Corp.(f)	46,371	486,896
Armada II, Class A(c)(f)	116,917	371
Armada II, Class B(c)(f)	14,615	146,150
Axiom Intelligence Holdings 1 LLC, Class A(c)(f)	142,090	568
Axiom Intelligence Holdings 1 LLC, Class B(c)(f)	17,761	177,610
Bengochea SPAC Sponsors II LLC, Class A(c)(f)	172,589	690
Bengochea SPAC Sponsors II LLC, Class B(c)(f)	21,574	215,740
Berto Acquisition Corp.(f)	97,523	1,058,125
Blue Holdings, Class A(c)(f)	177,613	710
Blue Holdings, Class B(c)(f)	17,761	177,610
Blue Water Acquisition III LLC, Class A(c)(f)	177,972	712
Blue Water Acquisition III LLC, Class B(c)(f)	22,247	222,470
Cal Redwood Acquisition Corp., Class A(c)(f)	175,375	526
Cal Redwood Acquisition Corp., Class B(c)(f)	21,922	219,220
Cantor Equity Partners Inc.(c)(f)	77,018	770,180
Cantor Equity Partners II Inc.(f)	39,572	425,399
Cantor Equity Partners III Inc.(f)	61,275	642,162
CEA Industries Inc.(c)(f)	30,423	307,272
Cohen Circle Acquisition Corp. II(f)	43,473	446,902
Cohen Circle Sponsor II, LLC, Class A(c)(f)	44,405	444
Cohen Circle Sponsor II, LLC, Class B(c)(f)	8,881	88,810
Columbus Circle Capital Corp. I(c)(f)	14,801	139,722
Columbus Circle Capital Corp. I LLC, Class A(c)(f)	25,580	217,942
Columbus Circle Capital Corp. I LLC, Class B(c)(f)	3,837	42,130
Deezer SA(f)	8,179	11,574
Digital Asset Acquisition Corp.(f)	33,822	1,175,121
EGH Sponsor LLC, Class A(c)(f)	76,184	229
EGH Sponsor LLC, Class B(c)(f)	9,523	95,230

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Empery Digital Inc.(c)(f)	23,105	$231,050
EQV Ventures Acquisition Corp. II(f)	60,591	611,363
Ether Reserve LLC(c)(f)	77,018	770,180
FIGX Acquisition Partners LLC Class A(c)(f)	112,488	450
FIGX Acquisition Partners LLC Class B(c)(f)	14,061	140,610
Gerresheimer AG(f)	56,542	2,799,128
GP-Act III Acquisition Corp., Class A(c)(f)	30,730	28,272
Graf Global Corp.(c)(f)(g)	20,960	21,170
HCM Investor Holdings III, LLC, Class A(c)(f)	134,835	405
HCM Investor Holdings III, LLC, Class B(c)(f)	179,780	269,670
Inflection Point Acquisition Corp. III(f)	107,378	1,125,321
Lightwave Acquisition Corp.(f)	48,885	497,160
LightWave Founders LLC, Class A(c)(f)	208,140	833
LightWave Founders LLC, Class B(c)(f)	20,814	208,140
MI7 Founders, LLC, Class A(c)(f)	308,194	2,776,828
NewHold Investment Corp III, Class A(c)(f)	87,582	326
NewHold Investment Corp III, Class B(c)(f)	10,948	108,429
New Providence Acquisition Corp. III(f)	35,501	361,045
New Providence Holdings III, LLC(c)(f)	20,816	208,160
Nogin, Inc.(f)	11,264	451
Oxley Bridge Holdings LLC, Class A(c)(f)	166,107	664
Oxley Bridge Holdings LLC, Class B(c)(f)	207,633	207,633
Oyster Enterprises II LLC, Class A(c)(f)	175,809	703
Oyster Enterprises II LLC, Class B(c)(f)	21,976	219,760
Perimeter Acquisition Corp. I(f)	129,738	1,315,543
Pioneer Acquisition 1 Sponsor Holdco LLC, Class A(c)(f)	177,613	710
Pioneer Acquisition 1 Sponsor Holdco LLC, Class B(c)(f)	222,016	222,016
ProCap Acquisition Corp.(f)	120,801	1,290,155
Real Asset Acquisition Corp.(f)	99,345	1,048,586
Renatus Tactical Acquisition Corp. I(f)	10,674	123,818
Republic Digital Acquisition Company(f)	250,620	2,593,917
Sonnet BioTherapeutics Holdings, Inc.(c)(f)	369,687	462,108
Soulpower Acquisition Sponsor LLC, Class A(c)(f)	156,445	626
Soulpower Acquisition Sponsor LLC, Class B(c)(f)	19,556	195,560
Titan Acquisition Sponsor Holdco, LLC, Class A(c)(f)	93,906	376
Trump Media & Technology Group Corp.(f)	56,822	999,499
TV Partners III, LLC, Class A(c)(f)	221,754	665
TV Partners III, LLC, Class B(c)(f)	277,192	277,192
VO Sponsor II, LLC Class A(c)(f)	93,906	282
VO Sponsor II, LLC Class B(c)(f)	117,383	117,383
Wen Acquisition Corp.(f)	240,595	2,562,337
Wen Sponsor LLC, Class A(c)(f)	163,709	655
Wen Sponsor LLC, Class B(c)(f)	204,637	204,636
XTao Inc.(c)(f)	46,230	231,145

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		29,920,021
(Cost $30,554,433)

Quarterly Report | July 31, 2025	9

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Contracts	Fair Value
WARRANTS - 1.68%

A SPAC II Acquisition Corp., Expires 05/03/2027, Strike Price $11.50(f)	34,421	$688
Abpro Holdings Inc., Expires 11/12/2029, Strike Price $11.50(f)	80,774	4,128
AEYE Health, Inc., Expires 4.5 years after issuance, Strike Price $2.88(f)(j)	6	-
Agrinam Acquisition Corp., Expires 06/30/2027, Strike Price $11.50(f)	19,798	99
AirJoule Technologies Corp., Expires 03/15/2029, Strike Price $11.50(f)	37,175	25,279
Airship AI Holdings Inc., Expires 12/31/2028, Strike Price $11.50(f)	6,212	10,933
AleAnna Inc., Expires 12/13/2026, Strike Price $11.50(f)	132	21
Allurion Technologies Inc., Expires 08/01/2030, Strike Price $8.10(f)	16,492	688
Alternus Clean Energy Inc., Expires 02/24/2028, Strike Price $11.50(f)	49,587	1,983
APx Acquisition Corp. I, Expires 08/19/2028, Strike Price $11.50(f)	3,981	239
Arverne Group SA, Expires 09/20/2028, Strike Price $11.50(f)	33,822	1,930
Aspire Biopharma Holdings Inc., Expires 02/18/2030, Strike Price $11.50(f)	70,545	4,945
Athena Technology Acquisition Corp. II, Expires 10/17/2028, Strike Price $11.50(f)	36,968	2,000
Aura FAT Projects Acquisition Corp., Expires 06/02/2027, Strike Price $11.50(f)	58,439	1,683
Baird Medical Investment Holdings Ltd., Expires 10/02/2029, Strike Price $11.50(f)	22,349	2,011
BenevolentAI, Expires 06/30/2026, Strike Price $11.50(f)	7,014	80
Benson Hill Inc., Expires 03/25/2027, Strike Price $3.90(c)(f)	187,607	13,872
Berto Acquisition Corp., Expires 05/01/2030, Strike Price $11.50(f)	9,199	6,899
Bitcoin Depot Inc., Expires 07/03/2028, Strike Price $11.50(f)	84,714	41,942
BitFuFu Inc., Expires 06/07/2028, Strike Price $11.50(f)	29,947	9,730
Blaize Holdings Inc., Expires 12/18/2026, Strike Price $11.50(f)	13,861	8,057
Blue Gold Ltd, Expires 06/26/2030, Strike Price $11.50(f)	31,463	14,772
Borealis Foods Inc., Expires 08/26/2026, Strike Price $11.50(f)	20,287	2,003
Brand Engagement Network Inc., Expires 03/14/2029, Strike Price $11.50(f)	25,249	783
Cactus Acquisition Corp. 1, Ltd., Expires 10/29/2026, Strike Price $11.50(f)	21,180	424
Canna-Global Acquisition Corp., Expires 02/09/2028, Strike Price $11.50(f)	154,766	15
Capitalworks Emerging Markets Acquisition Corp., Expires 04/27/2028, Strike Price $11.50(f)	69,120	6,912
Captivision Inc., Expires 11/16/2028, Strike Price $11.50(f)	43,794	1,104
Cardio Diagnostics Holdings, Inc., Expires 12/01/2026, Strike Price $11.50(f)	19,933	282
Carmell Therapeutics Corp., Expires 07/12/2028, Strike Price $11.50(f)	3,816	102
CARTESIAN GROWTH Corp. II, Expires 07/12/2028, Strike Price $11.50(f)	5,984	957
Cartica Acquisition Corp., Expires 04/30/2028, Strike Price $11.50(f)	74,354	17,101
CERo Therapeutics Holdings Inc., Expires 02/14/2029, Strike Price $11.50(f)	21,939	434
Chain Bridge I, Expires 12/31/2028, Strike Price $11.50(f)	33,367	851
Chenghe Acquisition I Co., Expires 04/22/2027, Strike Price $11.50(f)	400	23
Chenghe Acquisition I Co., Expires 01/25/2028, Strike Price $11.50(f)	37,849	2,649
CID Holdco Inc., Expires 11/17/2026, Strike Price $11.50(f)	94,845	13,753
Classover Holdings Inc., Expires 05/26/2028, Strike Price $0.10(f)	30,413	2,752
ClimateRock, Expires 06/01/2027, Strike Price $11.50(f)	11,778	370
Concord Acquisition Corp. II, Expires 12/31/2028, Strike Price $11.50(f)	25,741	1,712
Conduit Pharmaceuticals Inc., Expires 02/03/2027, Strike Price $11.50(f)	51,468	813
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027, Strike Price $11.50(f)	38,488	5,046
Corner Growth Acquisition Corp., Expires 12/31/2027, Strike Price $11.50(f)	41,045	8,619
Critical Metals Corp., Expires 06/06/2028, Strike Price $11.50(f)	32,369	45,317
Critical Metals Corp., Expires 02/07/2029, Strike Price $7.00(f)	50,528	70,739
Currenc Group Inc., Expires 05/19/2027, Strike Price $11.50(f)	55,058	446
Deezer SA, Expires 06/07/2027, Strike Price $11.50(f)	95,238	54
Denali Capital Acquisition Corp., Expires 04/07/2027, Strike Price $11.50(f)	27,621	2,210
Digital Asset Acquisition Corp., Expires 04/01/2030, Strike Price $11.50(f)	6,695	5,858

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Contracts	Fair Value
DIH Holdings US Inc., Expires 02/07/2028, Strike Price $11.50(f)	63,578	$1,272
Dynamix Corp., Expires 10/25/2029, Strike Price $11.50(f)	55,156	103,693
Engene Holdings Inc., Expires 08/28/2028, Strike Price $11.50(f)	5,604	5,100
EQV Ventures Acquisition Corp., Expires 07/01/2031, Strike Price $11.50(f)	37,448	29,211
EVe Mobility Acquisition Corp., Expires 12/31/2028, Strike Price $11.50(f)	27,110	1,221
Everest Consolidator Acquisition Corp., Expires 07/19/2028, Strike Price $11.50(f)	50,492	15
Evergreen Corp., Expires 02/15/2027, Strike Price $11.50(f)	70,092	1,069
Fact II Acquisition Corp., Expires 11/26/2031, Strike Price $11.50(f)	29,805	7,448
flyExclusive Inc., Expires 05/28/2028, Strike Price $11.50(f)	27,981	1,957
Four Leaf Acquisition Corp., Expires 05/12/2028, Strike Price $11.50(f)	3,750	150
FTAC Emerald Acquisition Corp., Expires 08/22/2028, Strike Price $11.50(f)	18,690	12,111
FutureTech II Acquisition Corp., Expires 02/16/2027, Strike Price $11.50(f)	48,383	1,693
GCL Global Holdings Ltd., Expires 05/01/2028, Strike Price $11.50(f)	19,704	2,183
GCT Semiconductor Holding Inc., Expires 12/31/2028, Strike Price $11.50(f)	54,452	4,912
Genesis Growth Tech Acquisition Corp., Expires 05/19/2028, Strike Price $11.50(f)	6,030	1
Globalink Investment, Inc., Expires 12/03/2026, Strike Price $11.50(f)	14,771	591
Gores Holdings X Inc., Expires 05/02/2030, Strike Price $11.50(f)	6,723	8,404
GP-Act III Acquisition Corp., Class B Warrants, Expires 5 years after initial business combination, Strike Price $11.50(c)(f)	38,411	6,637
Graf Global Corp, Expires with the closing of initial business combination, Strike Price $11.50(c)(f)(g)	26,200	4,847
GP-Act III Acquisition Corp., Expires 12/31/2027, Strike Price $11.50(f)	42,413	11,867
Graphjet Technology, Expires 11/16/2026, Strike Price $11.50(f)	45,714	1,509
HCM II Acquisition Corp., Expires 8/02/2029, Strike Price $11.50(f)	7,176	16,505
Healthcare AI Acquisition Corp., Expires 12/14/2026, Strike Price $11.50(f)	18,681	1,693
HHG Capital Corp., Expires 12/31/2027, Strike Price $11.50(f)	17,425	99
HNR Acquisition Corp., Expires 11/15/2028, Strike Price $11.50(f)	44,874	2,244
Holdco Nuvo Group DG Ltd., Expires 05/01/2029, Strike Price $11.50(f)	63,179	32
Hwh International Inc., Expires 02/02/2027, Strike Price $11.50(f)	13,297	641
iCoreConnect Inc., Expires 05/15/2028, Strike Price $11.50(f)	1,112	15
Inception Growth Acquisition, Ltd., Expires 10/15/2026, Strike Price $11.50(f)	2,402	449
Integrated Rail and Resources Acquisition Corp., Expires 11/12/2026, Strike Price $11.50(f)	48,608	14,582
Integrated Wellness Acquisition Corp., Expires 10/31/2028, Strike Price $11.50(f)	1,475	30
Investcorp Europe Acquisition Corp. I, Expires 11/23/2028, Strike Price $11.50(f)	24,645	246
Investcorp India Acquisition Corp., Expires 06/28/2027, Strike Price $11.50(f)	37,472	1,139
Israel Acquisitions Corp., Expires 02/28/2028, Strike Price $11.50(f)	35,717	6,108
IX Acquisition Corp., Expires 11/24/2026, Strike Price $11.50(f)	112	13
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Strike Price $11.50(f)	19,820	867
Launch Two Acquisition Corp., Expires 10/09/2029, Strike Price $11.50(f)	2,140	1,070
LeddarTech Holdings Inc., Expires 12/21/2028, Strike Price $11.50(f)	21,521	124
Lifezone Metals Ltd., Expires 07/05/2028, Strike Price $11.50(f)	46,340	17,841
Liminatus Pharma Inc., Expires 04/30/2030, Strike Price $11.50(f)	27,683	5,622
Live Oak Acquisition Corp. V, Expires 02/20/2030, Strike Price $11.50(f)	24,019	16,213
Melar Acquisition Corp I, Expires 6/10/2029, Strike Price $11.50(f)	42,372	8,390
Metal Sky Star Acquisition Corp., Expires 04/01/2027, Strike Price $11.50(f)	40,420	511
MI7 Founders, LLC, Class A, Expires 5 years after closing, Strike Price $11.50(f)	308,194	419,144
MI7 Founders, LLC, Class Z, Expires 5 years after closing, Strike Price $11.50(f)	102,783	139,785
Mountain & Co. I Acquisition Corp., Expires 09/30/2026, Strike Price $11.50(f)	62,660	811
Murano Global BV, Expires 03/30/2029, Strike Price $11.50(f)	10,493	2,047
Nemo Enterprises Inc., Expires 2/10/2035, Strike Price $1,000.00(f)(j)	84	-
New Horizon Aircraft Ltd., Expires 04/03/2028, Strike Price $11.50(f)	11,690	2,572
New Providence Acquisition Corp. III, Expires 04/24/2030, Strike Price $11.50(f)	12,247	6,246
NewGenIvf Group Ltd., Expires 06/26/2028, Strike Price $11.50(f)(j)	1	-

Quarterly Report | July 31, 2025	11

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Contracts	Fair Value
New Providence Holdings III, LLC, Expires with the closing of initial business combination, Strike Price $11.50(c)(f)	166,532	$500
NewHold Investment Corp II-A., Expires 04/17/2030, Strike Price $11.50(f)	4,085	1,205
NewHold Investment Corp III., Expires 5 years after initial business combination, Strike Price $11.50(c)(f)(j)	5,474	-
Nogin, Inc., Expires 08/26/2027 Strike Price $11.50(f)	8,372	72
Nvni Group Ltd., Expires 11/01/2028, Strike Price $11.50(f)	15,665	1,211
OSR Holdings Inc, Expires 02/29/2028, Strike Price $11.50(f)	14,638	681
Papaya Growth Opportunity Corp. I, Expires 12/31/2028, Strike Price $11.50(f)	76,584	4,304
Patria Latin American Opportunity Acquisition Corp., Expires 03/10/2027, Strike Price $11.50(f)	46,145	1,740
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Strike Price $11.50(f)	18,484	637
Perimeter Acquisition Corp. I, Expires 05/13/2030, Strike Price $11.50(f)	64,869	38,824
Pinstripes Holdings Inc., Expires 09/30/2028, Strike Price $11.50(f)	45,560	431
Plum Acquisition Corp IV, Expires 08/19/2029, Strike Price $11.50(f)	8,108	2,129
Pono Capital Two, Inc., Expires 10/17/2029, Strike Price $11.50(f)	9,738	1,852
Profusa Inc., Expires 08/02/2027, Strike Price $11.50(f)	19,197	3,820
Psyence Biomedical Ltd., Expires 01/25/2029, Strike Price $11.50(f)	30,398	824
QT Imaging Holdings Inc., Expires 12/31/2028, Strike Price $11.50(f)	3,954	1,095
Real Asset Acquisition Corp., Expires 04/24/2030, Strike Price $11.50(f)	110,797	44,319
Real Messenger Corp., Expires 11/19/2029, Strike Price $11.50(f)	31,088	1,554
Relativity Acquisition Corp., Expires 02/11/2027, Strike Price $11.50(f)	45,142	2,126
Renatus Tactical Acquisition Corp. I, Expires 05/15/2030, Strike Price $11.50(f)	6,969	12,056
Republic Digital Acquisition Co, Expires 05/01/2030, Strike Price $11.50(f)	125,310	102,128
Rigel Resource Acquisition Corp., Expires 11/05/2026, Strike Price $11.50(f)	15,714	2,789
Rithm Acquisition Corp., Expires 12/30/2025, Strike Price $0.10(f)	3,070	1,535
Roadzen Inc., Expires 11/30/2028, Strike Price $11.50(f)	55,430	3,597
Roman DBDR Acquisition Corp II., Expires 10/31/2031, Strike Price $11.50(f)	25,605	12,900
Roth CH Acquisition Co., Expires 10/29/2028, Strike Price $11.50(f)	48,884	1,711
Ross Acquisition Corp. II, Expires 02/12/2026, Strike Price $11.50(f)	28,225	2,546
RRD Parent Inc., Expires 02/09/2035, Strike Price $0.01(f)	19	121,600
Scage Future, Expires 06/30/2027, Strike Price $0.10(f)	71,462	3,930
Selina Hospitality PLC, Expires 10/25/2027, Strike Price $11.50(f)(j)	218,500	-
SIM Acquisition Corp. I, Expires0 6/01/2031, Strike Price $11.50(f)	15,808	5,217
SMX Security Matters PLC, Expires 03/07/2028, Strike Price $18,975.00(f)	36,580	768
Solidion Technology Inc., Expires 11/16/2026, Strike Price $11.50(f)	29,262	3,804
Southport Acquisition Corp., Expires 05/24/2028, Strike Price $11.50(f)	6,161	2,156
Spectaire Holdings Inc., Expires 10/17/2028, Strike Price $11.50(f)	58,258	251
Spree Acquisition Corp. 1 Ltd., Expires 12/22/2028, Strike Price $11.50(f)	20,337	2
Spring Valley Acquisition Corp. II, Expires 02/25/2026, Strike Price $11.50(f)	13,573	5,293
SpringBig Holdings, Inc., Expires 06/14/2027, Strike Price $11.50(f)	24,279	67
Syntec Optics Holdings Inc., Expires 11/08/2026, Strike Price $11.50(f)	27,378	2,738
Target Global Acquisition I Corp., Expires 12/31/2027, Strike Price $11.50(f)	18,073	213
Technology & Telecommunication Acquisition Corp., Expires 02/15/2027, Strike Price $11.50(f)	52,993	1,563
Titan Acquisition Sponsor Holdco, LLC, Expires 5 years after initial business combination, Strike Price $11.50(c)(f)	117,383	117,383
TLGY Acquisition Corp., Expires 01/14/2028, Strike Price $11.50(f)	65,630	59,067
TNL Mediagene, Expires 06/14/2028, Strike Price $11.50(f)	16,257	298
Toyo Co Ltd., Expires 01/10/2029, Strike Price $11.50(f)	23,302	3,147
United Homes Group, Inc., Expires 01/28/2028, Strike Price $11.50(f)	7,770	7,421
Valuence Merger Corp. I, Expires 03/01/2027, Strike Price $11.50(f)	60,778	8,929
Vast Solar Pty Ltd., Expires 07/01/2028, Strike Price $11.50(f)	87,846	1,143
Volato Group Inc., Expires 12/03/2028, Strike Price $11.50(f)	20,757	356
Verde Clean Fuels, Inc., Expires 12/31/2027, Strike Price $11.50(f)	327	52
Vertical Aerospace, Ltd. Class A Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	484,471	2,268,623
Vertical Aerospace, Ltd. Class B Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	484,471	2,145,591

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Contracts	Fair Value
VSee Health, Inc., Expires 11/04/2028, Strike Price $11.50(f)	17,198	$952
Western Acquisition Ventures Corp., Expires 01/12/2027, Strike Price $11.50(f)	29,980	1,563
Willow Lane Acquisition Corp., Expires 10/31/2031, Strike Price $11.50(f)	62	36
Yotta Acquisition Corp., Expires 03/15/2027, Strike Price $11.50(f)	47,369	1,896
Youlife Group Inc, Expires 07/10/2030, Strike Price $11.50(f)	5,841	702
Zapata Computing Holdings Inc., Expires 03/23/2028, Strike Price $11.50(f)(j)	24,523	-
Zapp Electric Vehicles Group L, Expires 03/03/2028, Strike Price $230.00(f)	11,642	17
Zeo Energy Corp., Expires 03/14/2029, Strike Price $11.50(f)	61,116	2,938
Zoomcar Holdings Inc., Expires 07/01/2028, Strike Price $11.50(f)	71,432	644
Zooz Power Ltd., Expires 04/04/2029, Strike Price $11.50(f)	24,349	2,358
ZyVersa Therapeutics Inc., Expires 12/12/2027, Strike Price $4,025.00(f)	7,099	498

TOTAL WARRANTS		6,232,040
(Cost $1,877,044)

	Contracts	Fair Value
RIGHTS - 0.02%

A SPAC II Acquisition Corp., Expires 12/31/2049(f)	68,843	1,377
Agrinam Acquisition Corp., Expires 12/31/2049(f)	19,798	396
Broad Capital Acquisition Corp., Expires 01/13/2025(f)	53,360	10,138
ClimateRock, Expires 06/01/2027(f)	23,557	3,936
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027(f)	69,644	16,018
Hennessy Capital Investment Corp. VII, Expires 12/30/2025(f)	14,189	3,901
Inception Growth Acquisition, Ltd., Expires 01/21/2072(f)	7,394	1,996
K&F Growth Acquisition Corp. II, Expires 12/30/2025(f)	8,118	1,056
Mars Acquisition Corp., Expires 03/14/2073(f)	40,420	10,408
Metal Sky Star Acquisition Corp., Expires 12/31/2049(f)	8,917	1,407
RF Acquisition Corp., Expires 12/31/2049(f)	84,310	4,422
Sagaliam Acquisition Corp., Expires 12/31/2049(f)(j)	27,147	7,601
Welsbach Technology Metals Acquisition Corp., Expires 12/31/2049(f)	29,572	11,459
Yotta Acquisition Corp., Expires 12/31/2049(f)	29,452	5,022

TOTAL RIGHTS		79,137
(Cost $83,526)

	Contracts	Fair Value
OPTIONS - 1.88%(k)
Put Option Contracts - 1.88%

S&P 500 Index, Expires 07/31/2025, Strike Price $5,460(f)	35	88
S&P 500 Index, Expires 07/31/2025, Strike Price $5,465(f)	38	95
S&P 500 Index, Expires 08/15/2025, Strike Price $5,705(f)	3	690
S&P 500 Index, Expires 08/15/2025, Strike Price $5,720(f)	3	930
S&P 500 Index, Expires 08/15/2025, Strike Price $5,755(f)	8	2,160
S&P 500 Index, Expires 08/15/2025, Strike Price $5,760(f)	9	3,600
S&P 500 Index, Expires 08/15/2025, Strike Price $5,770(f)	17	7,820
S&P 500 Index, Expires 08/15/2025, Strike Price $5,775(f)	9	2,520
S&P 500 Index, Expires 08/15/2025, Strike Price $5,780(f)	9	3,735
S&P 500 Index, Expires 08/15/2025, Strike Price $5,785(f)	10	4,200
S&P 500 Index, Expires 08/15/2025, Strike Price $5,790(f)	13	3,705

Quarterly Report | July 31, 2025	13

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Contracts	Fair Value
S&P 500 Index, Expires 09/19/2025, Strike Price $5,845(f)	17	$41,565
S&P 500 Index, Expires 09/19/2025, Strike Price $5,855(f)	21	51,324
S&P 500 Index, Expires 09/19/2025, Strike Price $5,860(f)	64	154,560
S&P 500 Index, Expires 09/19/2025, Strike Price $5,870(f)	11	31,845
S&P 500 Index, Expires 09/19/2025, Strike Price $5,875(f)	18	42,624
S&P 500 Index, Expires 09/19/2025, Strike Price $5,880(f)	57	194,085
S&P 500 Index, Expires 09/19/2025, Strike Price $5,885(f)	22	75,900
S&P 500 Index, Expires 09/19/2025, Strike Price $5,890(f)	11	48,070
S&P 500 Index, Expires 09/19/2025, Strike Price $5,950(f)	14	59,276
S&P 500 Index, Expires 09/19/2025, Strike Price $5,955(f)	25	102,500
S&P 500 Index, Expires 09/19/2025, Strike Price $5,965(f)	23	96,485
S&P 500 Index, Expires 09/19/2025, Strike Price $5,975(f)	14	47,726
S&P 500 Index, Expires 09/19/2025, Strike Price $5,985(f)	18	58,752
S&P 500 Index, Expires 09/19/2025, Strike Price $5,995(f)	11	48,730
S&P 500 Index, Expires 09/19/2025, Strike Price $6,000(f)	12	55,212
S&P 500 Index, Expires 09/19/2025, Strike Price $6,005(f)	26	106,080
S&P 500 Index, Expires 09/19/2025, Strike Price $6,015(f)	16	72,160
S&P 500 Index, Expires 10/17/2025, Strike Price $6,050(f)	12	95,640
S&P 500 Index, Expires 10/17/2025, Strike Price $6,060(f)	12	96,960
S&P 500 Index, Expires 10/17/2025, Strike Price $6,085(f)	7	49,189
S&P 500 Index, Expires 10/17/2025, Strike Price $6,090(f)	8	64,480
S&P 500 Index, Expires 10/17/2025, Strike Price $6,100(f)	17	152,150
S&P 500 Index, Expires 10/17/2025, Strike Price $6,120(f)	91	828,100
S&P 500 Index, Expires 10/17/2025, Strike Price $6,125(f)	7	60,529
S&P 500 Index, Expires 10/17/2025, Strike Price $6,140(f)	74	690,568
S&P 500 Index, Expires 10/17/2025, Strike Price $6,145(f)	62	592,410
S&P 500 Index, Expires 10/17/2025, Strike Price $6,150(f)	66	536,580
S&P 500 Index, Expires 10/17/2025, Strike Price $6,165(f)	89	857,960
S&P 500 Index, Expires 10/17/2025, Strike Price $6,185(f)	46	434,240
S&P 500 Index, Expires 10/17/2025, Strike Price $6,205(f)	35	376,600
S&P 500 Index, Expires 10/17/2025, Strike Price $6,240(f)	11	125,840
S&P 500 Index, Expires 11/21/2025, Strike Price $6,305(f)	25	338,750
S&P 500 Index, Expires 11/21/2025, Strike Price $6,310(f)	25	342,001
		6,958,434

TOTAL OPTIONS		6,958,434
(Premiums paid $15,051,803)

	Shares	Fair Value
MONEY MARKET FUNDS - 4.68%

BNY Mellon U.S. Treasury Fund, 7 Day Yield, 4.150%(g)(h)	12,728,256	12,728,256
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield, 4.190%	4,608,944	4,608,944

TOTAL MONEY MARKET FUNDS		17,337,200
(Cost $17,337,200)

Total Investments in Securities - 103.74%		383,947,460
(Cost $351,492,102)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

INVESTMENT IN AFFILIATED FUND

	Shares	Fair Value
Saba Capital Income & Opportunities Fund II(f)	85,919	$800,764

Total Investment in Affiliated Fund - 0.22%		800,764
(Cost $652,160)

Other Liabilities in Excess of Assets - (3.96%)		(14,648,850)

NET ASSETS - 100.00%		$370,099,374
Amounts above are shown as a percentage of net assets as of July 31, 2025.

SCHEDULE OF SECURITIES SOLD SHORT

	Principal Amount	Fair Value
CORPORATE BONDS - (4.95%)
Consumer Discretionary - (3.29%)

Biocon Biologics Global PLC, 6.670%, 10/09/2029	(7,288,000)	(6,887,284)
Star Parent Inc., 9.000%, 10/01/2030	(5,007,000)	(5,282,385)
		(12,169,669)
Industrials - (1.00%)

Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 4.375%, 02/01/2029	(696,001)	(597,690)
Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 5.250%, 05/15/2027	(3,169,001)	(3,097,697)
		(3,695,387)
Real Estate - (0.66%)

CPI Property Group SA, 1.750%, 01/14/2030(e)	(2,462,000)	(2,461,283)
		(2,461,283)

TOTAL CORPORATE BONDS		(18,326,339)
(Proceeds $17,872,822)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - (57.58%)
Sovereign - (57.58%)

United States Treasury, 3.750%, 06/30/2027	$(46,658,000)	(46,470,277)
United States Treasury, 3.875%, 06/30/2030	(73,541,000)	(73,220,692)
United States Treasury, 4.250%, 05/15/2035	(94,386,000)	(93,420,016)

TOTAL SOVEREIGN DEBT OBLIGATIONS		(213,110,985)
(Proceeds $212,868,064)

	Shares	Fair Value
COMMON STOCK - (13.82%)
Communications - (3.07%)

Alphabet Inc., Class A Common Shares	(2,773)	(532,139)
Alphabet Inc., Class C Common Shares	(8,827)	(1,702,375)
Angi Inc.(f)	(3,495)	(56,689)
Cogent Communications Holdings Inc.(f)	(933)	(42,535)

Quarterly Report | July 31, 2025	15

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Delivery Hero SE(b)(f)	(4,959)	$(147,083)
DoorDash, Inc.(f)	(2,883)	(721,471)
Formula One Group(f)	(1,062)	(106,572)
IAC Inc.(f)	(2,515)	(98,840)
Liberty Latin America Ltd.(f)	(13,614)	(97,204)
Live Nation Entertainment Inc.(f)	(344)	(50,809)
Meta Platforms, Inc.	(1,866)	(1,443,239)
NetEase, Inc.	(2,396)	(312,199)
Netflix, Inc.(f)	(573)	(664,336)
News Corp.(f)	(3,582)	(105,024)
Pinterest, Inc.(f)	(6,644)	(256,458)
Reddit Inc.(f)	(89)	(14,293)
ROBLOX Corp.(f)	(3,918)	(539,861)
Roku Inc.(f)	(1,128)	(106,212)
Spotify Technology SA.(f)	(779)	(488,075)
System1 Inc.(f)	(4,764)	(29,630)
The Trade Desk, Inc.(f)	(3,234)	(281,229)
The Walt Disney Company(f)	(1,458)	(173,662)
Uber Technologies Inc.(f)	(78)	(6,844)
Universal Music Group NV	(106,699)	(3,090,395)
Vimeo Inc.(f)	(22,523)	(85,362)
Zillow Group, Inc.(f)	(2,725)	(216,774)
		(11,369,310)
Consumer Discretionary - (2.46%)

Alibaba Group Holding, Ltd.	(2,176)	(262,491)
Amazon.com, Inc.(f)	(8,060)	(1,886,927)
Chegg, Inc.(f)	(14,927)	(19,554)
Chewy Inc.(f)	(3,625)	(133,038)
Chipotle Mexican Grill, Inc.(f)	(19,841)	(850,782)
Cie Financiere Richemont SA(f)	(3,105)	(509,950)
Coupang Inc.(f)	(2,618)	(77,048)
D'ieteren Group(f)	(469)	(93,022)
DraftKings Inc.(f)	(5,981)	(269,384)
Ferrari N.V.(f)	(162)	(71,829)
Hilton Worldwide Holdings Inc.	(4,384)	(1,175,263)
JD.com Inc.	(3,742)	(117,836)
Lowe's Cos Inc.	(28)	(6,260)
MercadoLibre, Inc.(f)	(196)	(465,282)
Moncler SpA(f)	(1,028)	(55,068)
NIKE Inc.(f)	(15,559)	(1,162,102)
PDD Holdings Inc.(f)	(1,036)	(117,534)
Prosus NV(f)	(412)	(23,622)
Restaurant Brands International Inc.	(18,890)	(1,281,875)
Rivian Automotive, Inc.(f)	(911)	(11,725)
Sweetgreen, Inc.(f)	(4,989)	(64,258)
Tesla, Inc.(f)	(55)	(16,955)
The Home Depot, Inc.	(671)	(246,599)
Wayfair Inc.(f)	(1,942)	(127,473)
YETI Holdings Inc.(f)	(1,348)	(49,526)
		(9,095,403)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Consumer Staples - (0.13%)

Heineken Holding NV	(3,343)	$(226,613)
Heineken NV	(2,850)	(224,612)
The Clorox Company(f)	(296)	(37,166)
		(488,391)
Energy - (0.66%)

Antero Midstream Corp.	(1,026)	(18,827)
Archrock, Inc.	(598)	(13,969)
Civitas Resources, Inc.	(386)	(11,719)
DT Midstream, Inc.	(211)	(21,676)
Enbridge, Inc.	(4,235)	(191,791)
Energy Transfer LP	(23,653)	(426,700)
Enterprise Products Partners LP	(11,026)	(341,696)
Genesis Energy LP	(1,072)	(18,610)
Hess Midstream LP(f)	(3,977)	(173,119)
Kinder Morgan, Inc.	(2,441)	(68,494)
MPLX LP	(7,991)	(419,528)
Neste Oyj	(1,283)	(20,257)
Occidental Petroleum Corp.	(508)	(22,322)
ONEOK Inc.	(931)	(76,444)
Pembina Pipeline Corp.	(477)	(17,729)
Plains All American Pipeline LP	(2,102)	(38,362)
Plains GP Holdings LP	(2,858)	(56,017)
Schlumberger NV(f)	(1,344)	(45,427)
Targa Resources Corp.	(416)	(69,227)
TC Energy Corp.	(2,185)	(104,330)
Western Midstream Partners LP	(3,484)	(141,903)
Williams Cos., Inc.	(2,164)	(129,732)
		(2,427,879)
Financials - (1.71%)

Adyen NV(f)	(54)	(93,090)
Affirm Holdings Inc.(f)	(5,421)	(371,664)
Allfunds Group PLC	(687)	(4,782)
American Express Co.	(1,352)	(404,667)
Apollo Global Management Inc.(f)	(532)	(77,310)
Bank of America Corp.	(7,596)	(359,063)
Block Inc.(f)	(2,948)	(227,762)
Brookfield Corp.(f)	(29,835)	(2,000,437)
CME Group Inc.	(1,094)	(304,438)
Corpay Inc.(f)	(124)	(40,058)
Credicorp Ltd.	(1,358)	(321,846)
EXOR NV(f)	(336)	(32,497)
Intercontinental Exchange, Inc.	(1,546)	(285,747)
Marsh & McLennan Cos Inc.	(495)	(98,604)
MasterCard Inc.	(1,312)	(743,209)
MSCI Inc.(f)	(78)	(43,786)
Paysafe Ltd.(f)	(7,850)	(95,378)
Robinhood Markets Inc.(f)	(1,497)	(154,266)
The Progressive Corporation	(205)	(49,618)

Quarterly Report | July 31, 2025	17

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Tradeweb Markets Inc.(f)	(436)	$(60,408)
U.S. Bancorp	(1,077)	(48,422)
Visa Inc.	(1,298)	(448,420)
Webster Financial Corp.(f)	(1,220)	(70,333)
		(6,335,805)
Health Care - (0.95%)

10X Genomics Inc.(f)	(2,482)	(33,383)
Agios Pharmaceuticals Inc.(f)	(1,073)	(39,937)
Alnylam Pharmaceuticals, Inc.(f)	(935)	(366,744)
Argenx SE(f)	(229)	(155,338)
Bayer AG	(687)	(21,274)
Boston Scientific Corp.(f)	(2,213)	(232,188)
Denali Therapeutics Inc.(f)	(4,930)	(68,182)
Edwards Lifesciences Corp.(f)	(841)	(66,700)
Eli Lilly and Company(f)	(191)	(141,353)
Exact Sciences Corp.(f)	(616)	(28,921)
GE HealthCare Technologies Inc.	(1,722)	(122,813)
Genmab A/S(f)	(102)	(22,417)
Guardant Health Inc.(f)	(2,561)	(104,950)
HCA Healthcare Inc.(f)	(338)	(119,649)
Illumina, Inc.(f)	(121)	(12,428)
Incyte Corp.(f)	(610)	(45,683)
Insmed Inc.(f)	(388)	(41,625)
Inspire Medical Systems Inc.(f)	(676)	(84,189)
Insulet Corp.(f)	(758)	(218,607)
Integer Holdings Corp.(f)	(340)	(36,893)
Intuitive Surgical Inc.(f)	(284)	(136,630)
Ionis Pharmaceuticals Inc.(f)	(3,451)	(148,324)
McKesson Corp.(f)	(70)	(48,548)
Moderna, Inc.(f)	(5,458)	(161,338)
Natera Inc.(f)	(321)	(42,905)
Neurocrine Biosciences Inc.(f)	(956)	(122,588)
PACIRA BIOSCIENCES INC.(f)	(202)	(4,260)
Penumbra Inc.(f)	(332)	(83,754)
Recordati Industria Chimica e Farmaceutica SpA(f)	(785)	(45,150)
Revolution Medicines Inc.(f)	(1,316)	(49,047)
RxSight Inc.(f)	(2,943)	(22,897)
SI-BONE Inc.(f)	(2,521)	(42,933)
Stryker Corp.	(310)	(121,746)
Tandem Diabetes Care Inc.(f)	(761)	(11,856)
Tenet Healthcare Corp.(f)	(397)	(64,028)
The Ensign Group, Inc.	(481)	(72,150)
Thermo Fisher Scientific Inc.(f)	(158)	(73,893)
UnitedHealth Group Inc.(f)	(457)	(114,049)
Vertex Pharmaceuticals Inc.(f)	(393)	(179,550)
		(3,508,920)
Industrials - (1.32%)

Aerovironment Inc.(f)	(1)	(268)
Aker ASA(f)	(922)	(63,585)
Alight, Inc.	(130,829)	(701,243)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
AMETEK Inc.(f)	(304)	$(56,194)
Atkore Inc.(f)	(682)	(52,528)
Bilfinger SE	(112)	(12,091)
Blade Air Mobility Inc.(f)	(24,246)	(96,742)
Canadian Pacific Kansas City Ltd.	(11,809)	(868,552)
Clean Harbors Inc.(f)	(210)	(49,520)
Deere & Co.	(148)	(77,607)
Dun & Bradstreet Holdings, Inc.	(197,214)	(1,794,647)
Equifax Inc.(f)	(234)	(56,214)
Exponent Inc.(f)	(561)	(38,687)
Geberit AG(f)	(77)	(59,154)
Generac Holdings, Inc.(f)	(46)	(8,956)
Genpact Ltd.(f)	(1,313)	(57,838)
Graco Inc.	(610)	(51,228)
HEICO Corp.	(264)	(86,275)
Interpump Group S.p.A	(248)	(10,177)
Paycom Software Inc.(f)	(176)	(40,751)
Prysmian S.p.A	(338)	(27,147)
L3Harris Technologies Inc.(f)	(368)	(101,134)
Leonardo DRS Inc.(f)	(1,663)	(69,181)
Norfolk Southern Corp.(f)	(160)	(44,480)
Rational AG(f)	(88)	(68,340)
Rollins Inc.(f)	(827)	(47,362)
SGS SA(f)	(429)	(43,732)
Union Pacific Corp.(f)	(237)	(52,607)
Verisk Analytics Inc.(f)	(185)	(51,561)
Vicor Corp.(f)	(1,029)	(45,729)
Watsco Inc.	(325)	(146,536)
		(4,880,066)
Information Technology - (0.62%)

Amphenol Corp.(f)	(1,258)	(133,990)
Arlo Technologies Inc.(f)	(5,730)	(92,826)
ASM International NV(f)	(59)	(28,784)
Astera Labs Inc.(f)	(229)	(31,311)
Aurora Innovation Inc.(f)	(24,298)	(141,171)
AvePoint Inc.(f)	(3,657)	(69,776)
Celestica Inc.(f)	(2,386)	(476,866)
CEVA Inc.(f)	(1,678)	(35,859)
Cognizant Technology Solutions Corp.(f)	(494)	(35,449)
Coherent Corp.(f)	(269)	(28,944)
Confluent Inc.(f)	(1,636)	(28,998)
GoDaddy Inc.(f)	(321)	(51,867)
Harmonic Inc.(f)	(4,102)	(34,908)
Kulicke & Soffa Industries Inc.(f)	(1,178)	(38,591)
Littelfuse Inc.(f)	(160)	(41,173)
Marvell Technology Inc.	(72)	(5,787)
Micron Technology Inc.	(297)	(32,415)
Nemetschek SE(f)	(274)	(40,743)
Oracle Corp.	(607)	(154,038)
Pure Storage Inc.(f)	(362)	(21,546)
Qualys Inc.(f)	(646)	(85,963)

Quarterly Report | July 31, 2025	19

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Red Violet Inc.(f)	(671)	$(29,745)
Sabre Corp.(f)	(11,971)	(36,272)
Samsara Inc.(f)	(4,624)	(175,851)
Sprout Social Inc.(f)	(1,151)	(19,740)
Super Micro Computer Inc.(f)	(3,556)	(209,697)
Synopsys Inc.(f)	(54)	(34,207)
Trimble Inc.(f)	(608)	(51,005)
Veeco Instruments Inc.(f)	(902)	(18,744)
VeriSign Inc.(f)	(335)	(90,071)
		(2,276,337)
Materials - (0.33%)

Agnico Eagle Mines Ltd.(f)	(1,183)	(146,859)
Alamos Gold Inc.(f)	(8,333)	(202,491)
Anglogold Ashanti plc(f)	(1,022)	(47,268)
B2Gold Corp.(f)	(16,258)	(54,678)
CRH plc(f)	(531)	(50,684)
DSM-Firmenich AG(f)	(1,058)	(102,049)
Orla Mining Ltd.(f)	(52,028)	(484,383)
Teck Resources Ltd.(f)	(4,223)	(137,079)
		(1,225,491)
Real Estate - (0.39%)

CoStar Group Inc.(f)	(2,905)	(276,527)
Crown Castle Inc.(f)	(507)	(53,281)
Lineage Inc.(f)	(1,425)	(61,489)
Prologis Inc.(f)	(336)	(35,878)
The Howard Hughes Corporation(f)	(14,695)	(1,009,987)
		(1,437,162)
Technology - (2.04%)

Arista Networks, Inc.(f)	(814)	(100,301)
ASML Holding NV	(233)	(163,023)
BE Semiconductor Industries NV	(1,112)	(151,140)
Blackline Inc.(f)	(32)	(1,721)
Cloudflare, Inc.(f)	(4,717)	(979,627)
Datadog Inc.(f)	(1,033)	(144,599)
Descartes Systems Group, Inc.(f)	(313)	(33,069)
Descartes Systems Group, Inc.(f)	(1,858)	(109,158)
Doximity Inc.(f)	(837)	(290,062)
Fabrinet(f)	(842)	(272,581)
HubSpot, Inc.(f)	(91)	(47,288)
Inficon Holding AG	(97)	(11,751)
Infosys Ltd.	(8,959)	(149,794)
KLA CORP.(f)	(135)	(118,669)
Microsoft Corp.	(654)	(348,909)
MongoDB Inc.(f)	(83)	(19,745)
Monolithic Power Systems Inc.	(54)	(38,407)
NVIDIA Corp.	(1,303)	(231,765)
Pegasystems Inc.	(3,146)	(184,702)
Rapid7, Inc.(f)	(1,135)	(23,971)
Salesforce Inc.	(525)	(135,623)
ServiceNow, Inc.(f)	(69)	(65,075)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Shopify, Inc.(f)	(5,642)	$(689,120)
Snowflake Inc.(f)	(1,308)	(292,338)
SPS Commerce Inc.(f)	(240)	(26,128)
Taiwan Semiconductor Manufacturing Co., Ltd.	(10,965)	(2,649,363)
Varonis Systems Inc.(f)	(1,416)	(79,055)
Workday, Inc.(f)	(817)	(187,403)
		(7,544,387)
Utilities - (0.14%)

AES Corp.	(966)	(12,703)
Ameren Corp.	(169)	(17,091)
CenterPoint Energy, Inc.	(300)	(11,646)
Clearway Energy Inc.(f)	(3,247)	(105,950)
CMS Energy Corp.(f)	(321)	(23,690)
DTE Energy Co.	(277)	(38,340)
Enel SpA	(10,424)	(91,991)
Evergy Inc.(f)	(536)	(37,949)
Eversource Energy	(54)	(3,569)
NextEra Energy Partners LP	(1,951)	(18,593)
Ormat Technologies Inc.(f)	(561)	(50,159)
Sempra(f)	(660)	(53,908)
Vistra Corp.(f)	(403)	(84,041)
Xcel Energy, Inc.	(44)	(3,157)
		(552,787)

TOTAL COMMON STOCK		(51,141,938)
(Proceeds $48,250,016)

	Shares	Fair Value
CLOSED END FUNDS - (0.51%) Equity - (0.51%)

Communication Services Select Sector SPDR Fund(f)	(9,166)	(984,520)
Energy Select Sector SPDR Fund(f)	(64)	(5,581)
Industrial Select Sector SPDR Fund(f)	(624)	(94,854)
Utilities Select Sector SPDR Fund(f)	(9,223)	(790,134)
		(1,875,089)

TOTAL CLOSED END FUNDS		(1,875,089)
(Proceeds $1,812,488)

	Shares	Fair Value
EXCHANGE TRADED FUNDS - (21.08%) Alternative - (5.40%)

Grayscale Bitcoin Mini Trust B(f)	(54,060)	(2,794,902)
Grayscale Bitcoin Trust(f)(g)	(186,747)	(17,139,640)
		(19,934,542)

Quarterly Report | July 31, 2025	21

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Equity - (15.69%)

Global X Uranium ETF(F)	(5,931)	$(233,444)
iShares Biotechnology ETF(f)	(24,089)	(3,198,056)
iShares Core MSCI Emerging Markets ETF(f)	(50,175)	(3,027,058)
iShares Global Infrastructure ETF(f)	(6,689)	(395,186)
iShares MSCI ACWI ETF	(80,472)	(10,458,141)
iShares MSCI India ETF(f)	(80,577)	(4,241,573)
VanEck Gold Miners ETF(f)	(3,157)	(163,027)
Vanguard FTSE Developed Markets ETF(f)	(208,179)	(11,703,823)
Vanguard FTSE Emerging Markets ETF(f)	(291,888)	(14,536,022)
Vanguard Total Stock Market ETF	(32,534)	(10,114,495)
		(58,070,825)

TOTAL EXCHANGE TRADED FUNDS		(78,005,367)
(Proceeds $75,116,246)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - (0.20%)

Accenture PLC	(236)	(63,036)
Credo Technology Group Holding Ltd.(f)	(437)	(48,747)
CyberArk Software Ltd.(f)	(422)	(173,640)
Globant SA(f)	(629)	(53,000)
JFrog Ltd.(f)	(1,294)	(56,173)
monday.com Ltd.(f)	(216)	(56,655)
Radware Ltd.(f)	(3,751)	(96,026)
SharkNinja Inc.(f)	(1,203)	(139,668)
Trane Technologies plc(f)	(161)	(70,531)
		(757,476)

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		(757,476)
(Proceeds $749,526)

Total Securities Sold Short - (98.14%)		(363,217,194)
(Proceeds $356,669,162)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

(a)	Security is in default as of year-end and is therefore non-income producing.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the “Securities Act”). Total market value of Rule 144A securities amounts to $23,165,670, which represented approximately 6.26% of net assets as of July 31, 2025. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Amount represents less than 0.005% of net assets.
(e)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2025, the aggregate market value of those securities was $3,691,584, which represents approximately 1.00% of net assets.
(f)	Non-income producing security.
(g)	A portion or all of the security is owned by BRW SPV I, a wholly-owned subsidiary of the Fund.
(h)	A portion or all of the security is owned by BRW SPV II, a wholly-owned subsidiary of the Fund.
(i)	The security is a floating rate note which has an annual interest rate, reset monthly, that is calculated by taking the product of a leverage multiplier and (USISDA30 - USISDA02). At July 31, 2025, the current coupon rate for these notes is 0%.
(j)	At July 31, 2025, the value of these investments amounted to $0, representing 0.0% of the net assets of the Fund.
(k)	At July 31, 2025, all options held by the Fund are exchange traded listed options.

Investment Abbreviations:

ESTRON - Euro Short-Term Rate

OBFR - United States Overnight Bank Funding Rate

RBACOR - RBA Interbank Overnight Cash Rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Over Night Index Average

Reference Rates:

ESTRON - Euro Short-Term Rate as of July 31, 2025 was 1.919%

OBFR - United States Overnight Bank Funding Rate as of July 31, 2025 was 4.330%

SOFR - Secured Overnight Financing Rate as of July 31, 2025 was 4.390%

TSFR1M - CME Term SOFR 1 Month as of July 31, 2025 was 4.351%

TSFR3M - CME Term SOFR 3 Month as of July 31, 2025 was 4.301%

TSFR6M - CME Term SOFR 6 Month as of July 31, 2025 was 4.191%

SONIA - Sterling Overnight Index Average as of July 31, 2025 was 4.217%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCS - Morgan Stanley Capital Services

BARC - Barclays Bank PLC

MSCO – Morgan Stanley & Company

Currency Abbreviations:
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc

DKK - Danish Krone

EUR - Eurozone Currency
GBP - Great British Pound
JPY - Japanese Yen

NOK - Norwegian Krone
SEK - Swedish Krona

USD - United States Dollar

Quarterly Report | July 31, 2025	23

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE) CONTRACTS

	Cost	Fair Value
AEYE Health Inc.(a)	$1,293,014	$1,649,219
BeeHero Ltd.(a)	321,841	371,758
Nemo Enterprises, Inc.(a)	84,210	84,210
Quantalx Neuroscience Ltd.(a)	3,000,000	3,415,840
Real View Imaging Ltd.(a)	2,250,000	2,303,475
	$6,949,065	$7,824,502

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Fund		Fund		Unrealized
Counterparty	Date	Receiving	Value	Delivering	Cost	Appreciation
JPM	10/09/2025	USD	$13,212,974	AUD	$13,062,778	$150,196
JPM	10/09/2025	USD	220,723	CAD	217,227	3,496
JPM	09/26/2025	USD	41,705,796	EUR	40,867,816	837,980
JPM	09/26/2025	USD	39,345,400	GBP	38,770,248	575,152
JPM	10/09/2025	USD	730,675	JPY	708,318	22,357
JPM	10/09/2025	USD	5,149,740	SEK	4,986,707	163,033
						$1,752,214

	Settlement	Fund		Fund		Unrealized
Counterparty	Date	Receiving	Value	Delivering	Cost	Depreciation
JPM	10/09/2025	AUD	$611,312	USD	$620,541	$(9,229)
JPM	10/09/2025	CAD	651,681	USD	658,117	(6,436)
JPM	09/26/2025	EUR	30,353,059	USD	30,846,292	(493,233)
JPM	09/26/2025	GBP	54,313,200	USD	55,998,256	(1,685,056)
						$(2,193,954)
						$(441,740)

FUTURES CONTRACTS

Description	Number of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
FTSE 100 IDX FUT Sep25	(2)	09/19/2025	$239,947	$(9,341)
FTSE 250 Index FU Sep25	(152)	09/19/2025	$8,856,534	(261,709)
NASDAQ 100 E-MINI Sep25	(12)	09/19/2025	$5,248,750	(358,850)
NIKKEI 225 (OSE) Sep25	(1)	09/12/2025	$267,348	(16,179)
SPI 200 FUTURES Sep25	(12)	09/18/2025	$1,668,251	(31,835)
US 5YR NOTE (CBT) Sep25	(82)	09/30/2025	8,847,657	(22,436)
US 10YR NOTE (CBT) Sep25	(46)	09/19/2025	5,133,017	24,142
				$(676,208)
				$(676,208)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

TO BE ANNOUNCED (TBA) MORTGAGE-BACKED SECURITIES (MBS) FORWARD CONTRACTS

Counterparty	Description	Maturity Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
JPM	FNCL 5.5 9/25 TBA MSFTA	09/11/2025	$264,602,000	$413,441
JPM	FNCL 6 9/25 TBA MSFTA	09/11/2025	105,628,000	165,044
				$578,485

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	CSC Holdings Ltd.	5.00%	USD	06/20/2028	$800,000	$(148,700)	$298,000	$149,300
Buy	RR Donnelley & Sons Co.	(5.00)%	USD	06/20/2029	4,046,000	(18,252)	392,384	374,132
Buy	UnitedHealth Group Inc.	(1.00)%	USD	06/20/2028	263,000	(4,166)	5,056	890
						$(171,118)	$695,440	$524,322

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Markit CDX High Yield Index, Series 43	(5.00)%	USD	12/20/2029	$137,478,000	$(10,397,782)	$9,619,729	$(778,053)
Sell	Markit CDX High Yield Index, Series 44	5.00%	USD	06/20/2030	191,018,000	14,860,118	(14,241,167)	618,951
Buy	Markit iTraxx Europe Subordinated Financials Index, Series 39	(1.00)%	USD	06/20/2028	45,000,000	(781,386)	(2,626,045)	(3,407,431)
						$3,680,950	$(7,247,483)	$(3,566,533)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER THE COUNTER)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	GSI	Bristol-Myers Squibb Company	1.00%	USD	12/20/2027	$8,493,000	$166,457	$(228,312)	$(61,855)
Sell	MSCS	Bristol-Myers Squibb Company	1.00%	USD	12/20/2027	10,000,000	195,993	(257,109)	(61,116)
Sell	MSCS	Bristol-Myers Squibb Company	1.00%	USD	06/20/2029	14,307,000	391,631	(449,191)	(57,560)
Sell	BARC	CommScope Holding Company, Inc.	5.00%	USD	06/20/2027	5,375,000	291,324	(168,130)	123,194
Buy	BARC	CommScope Holding Company, Inc.	(5.00)%	USD	06/20/2030	5,375,000	(410,701)	103,925	(306,776)
Sell	GSI	International Business Machines Corporation	1.00%	USD	12/20/2027	20,642,000	402,033	(395,100)	6,933
Sell	BARC	International Business Machines Corporation	1.00%	USD	12/20/2028	3,675,000	89,842	(81,859)	7,983
Sell	BARC	NextEra Energy Capital Holdings, Inc.	1.00%	USD	06/20/2028	4,306,000	72,810	(22,659)	50,151
Sell	GSI	Pfizer Inc.	1.00%	USD	12/20/2027	9,152,000	176,759	(228,364)	(51,605)
Sell	MSCS	Pfizer Inc.	1.00%	USD	12/20/2027	7,325,000	141,473	(178,314)	(36,841)
Sell	GSI	Pfizer, Inc.	1.00%	USD	12/20/2028	15,802,000	384,646	(438,142)	(53,496)
Sell	GSI	The Procter & Gamble Company	1.00%	USD	12/20/2027	1,996,000	41,022	(50,539)	(9,517)
Buy	BARC	Unisys Corporation	(5.00)%	USD	06/20/2028	286,000	(24,147)	(38,292)	(62,439)
Sell	MSCS	UnitedHealth Group Incorporated	1.00%	USD	12/20/2027	11,190,000	177,238	(246,111)	(68,873)
Sell	MSCS	Verizon Communications Inc.	1.00%	USD	06/20/2028	3,181,000	56,699	(2,900)	53,799
Sell	MSCS	Verizon Communications Inc.	1.00%	USD	12/20/2027	7,000,000	110,801	4,885	115,686
							$2,263,880	$(2,676,212)	$(412,332)

Quarterly Report | July 31, 2025	25

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are presented in the currency indicated in the table.

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	abrdn Asia Focus PLC	GBP	174,809	03/31/2026	SONIA	35 bps	$176,351	$1,542
JPM	abrdn Diversified Income and Growth Trust PLC	GBP	155,263	11/28/2025	SONIA	35 bps	155,507	244
JPM	abrdn New India Investment Trust PLC	GBP	910,827	11/28/2025	SONIA	35 bps	906,307	(4,520)
JPM	abrdn UK Smaller Cos Growth Trust PLC	GBP	2,318,868	11/28/2025	SONIA	35 bps	2,332,170	13,302
JPM	Allianz Technology Trust PLC	EUR	864,398	11/28/2025	ESTRON	35 bps	893,844	29,446
JPM	Anywhere Real Estate, Inc.	USD	670,677	12/31/2025	OBFR	35 bps	648,228	(22,449)
JPM	Arbutus Biopharma Corp.	USD	70,056	12/31/2025	OBFR	35 bps	69,631	(425)
JPM	Aurora UK Alpha PLC	GBP	3,540	05/29/2026	SONIA	35 bps	3,568	28
JPM	Avi Global Trust PLC	GBP	1,617,366	06/30/2026	SONIA	35 bps	1,645,963	28,597
JPM	Baidu, Inc.	USD	617,135	12/31/2025	OBFR	35 bps	630,994	13,859
JPM	Baillie Gifford European Growth Trust PLC	GBP	526,799	11/28/2025	SONIA	35 bps	516,812	(9,987)
JPM	Baillie Gifford Shin Nippon PLC	GBP	9,259	02/27/2026	SONIA	35 bps	9,362	103
JPM	Baillie Gifford UK Growth Trust PLC	GBP	5,515,606	11/28/2025	SONIA	35 bps	5,650,792	135,186
JPM	Baillie Gifford US Growth Trust PLC	GBP	10,965,318	11/28/2025	SONIA	35 bps	11,129,593	164,275
JPM	Baker Steel Resources Trust, Ltd.	GBP	309,694	11/28/2025	SONIA	35 bps	307,382	(2,312)
JPM	Bankers Investment Trust PLC	GBP	2,509,999	11/28/2025	SONIA	35 bps	2,526,324	16,325
JPM	BB Biotech AG	CHF	733,091	12/31/2025	SARON	35 bps	770,092	37,001
JPM	Bellevue Healthcare Trust PLC	GBP	60,541	02/27/2026	SONIA	35 bps	60,647	106
JPM	BlackRock Smaller Companies Trust PLC	GBP	1,374,939	11/28/2025	SONIA	35 bps	1,398,101	23,162
JPM	Blackrock Throgmorton Trust PLC	GBP	1,073,172	11/28/2025	SONIA	35 bps	1,087,650	14,478
JPM	Brown Advisory US Smaller Companies PLC	GBP	290,548	11/28/2025	SONIA	35 bps	290,548	-
JPM	Cannae Holdings, Inc.	USD	138,116	12/31/2025	OBFR	35 bps	137,922	(194)
JPM	Compass Diversified Holdings	USD	153,639	12/31/2025	OBFR	35 bps	152,210	(1,429)
JPM	CQS Natural Resources Growth and Income PLC	GBP	523,052	11/28/2025	SONIA	35 bps	506,296	(16,756)
JPM	Diverse Income Trust PLC	GBP	580,361	11/28/2025	SONIA	35 bps	574,833	(5,528)
JPM	Ecofin Global Utilities/Infrastructure Trust	GBP	317,420	11/28/2025	SONIA	35 bps	314,548	(2,872)
JPM	Geiger Counter, Ltd.	GBP	7,248	11/28/2025	SONIA	35 bps	7,105	(143)
JPM	GEO Group, Inc.	USD	803,151	12/31/2025	OBFR	35 bps	817,983	14,832
JPM	Gresham House Energy Storage Fund PLC	GBP	151,367	04/30/2026	SONIA	35 bps	152,508	1,141
JPM	HarbourVest Global Private Equity, Ltd.	GBP	311,722	08/28/2026	SONIA	35 bps	309,438	(2,284)
JPM	HBM Healthcare Investments AG	CHF	511,421	04/30/2026	SARON	35 bps	511,421	-
JPM	Henderson Smaller Companies Inv Trust PLC	GBP	1,236,955	11/28/2025	SONIA	35 bps	1,271,355	34,400
JPM	Herald Investment Trust PLC	GBP	9,258,069	11/28/2025	SONIA	35 bps	9,372,366	114,297
JPM	Impax Environmental Markets PLC	GBP	1,508,085	11/28/2025	SONIA	35 bps	1,517,570	9,485
JPM	International Biotechnology Trust PLC	GBP	3,701	05/29/2026	SONIA	35 bps	3,748	47
JPM	Invesco Perpetual UK Smaller Cos Inv Trust PLC	USD	1,556	03/31/2026	OBFR	35 bps	1,540	(16)
JPM	IP Group PLC	GBP	1,201,630	04/30/2026	SONIA	35 bps	1,199,485	(2,145)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	JPM Global Emerging Markets Income Trust PLC	GBP	32,064	05/29/2026	SONIA	35 bps	$32,383	$319
JPM	Lowland Investment Company PLC	GBP	117,014	11/28/2025	SONIA	35 bps	117,829	815
JPM	Mercantile Investment Trust PLC	GBP	5,403,596	11/28/2025	SONIA	35 bps	5,478,796	75,200
JPM	MFF Capital Investments, Ltd.	AUD	1,067,279	11/28/2025	RBACOR	45 bps	1,079,007	11,728
JPM	Middlefield Canadian Income PC	GBP	76,179	11/28/2025	SONIA	35 bps	75,759	(420)
JPM	Monks Investment Trust PLC	GBP	85,261	11/28/2025	SONIA	35 bps	85,512	251
JPM	Murray Income Trust PLC	GBP	3,102	04/30/2026	SONIA	35 bps	3,078	(24)
JPM	Pacific Assets Trust PLC	GBP	46,075	02/27/2026	SONIA	35 bps	45,433	(642)
JPM	Pacific Horizon Investment Trust PLC	GBP	74,697	03/31/2026	SONIA	35 bps	74,813	116
JPM	Partners Group Private Equity, Ltd.	EUR	729,598	05/29/2026	ESTRON	40 bps	735,506	5,908
JPM	Pengana International Equities, Ltd.	AUD	232,956	11/28/2025	RBACOR	45 bps	235,774	2,818
JPM	Polar Capital Technology Trust PLC	GBP	3,164,974	11/28/2025	SONIA	35 bps	3,241,579	76,605
JPM	RealReal, Inc.	USD	385,377	12/31/2025	OBFR	35 bps	378,894	(6,483)
JPM	RIT Capital Partners PLC	GBP	1,772,082	11/28/2025	SONIA	35 bps	1,797,698	25,616
JPM	River & Mercantile UK Micro Cap Inv Co Ltd .	GBP	1,135,357	11/28/2025	SONIA	35 bps	1,135,357	-
JPM	RM Infrastructure Income PLC	GBP	428,863	06/30/2026	SONIA	35 bps	441,761	12,898
JPM	Schroder AsiaPacific Fund PLC	GBP	9,343	05/29/2026	SONIA	35 bps	9,327	(16)
JPM	Schroder UK Mid Cap Fund PLC	GBP	114,245	11/28/2025	SONIA	35 bps	117,645	3,400
JPM	Schroders Capital Global	GBP	9,842	11/28/2025	SONIA	35 bps	9,227	(615)
JPM	Scottish Mortgage Investment Trust PLC	GBP	2,812,375	11/28/2025	SONIA	35 bps	2,867,213	54,838
JPM	Scottish Oriental Smaller Companies Trust PLC	GBP	138,122	05/29/2026	SONIA	35 bps	137,201	(921)
JPM	SDCL Efficiency Income Trust PLC	GBP	4,959,016	07/31/2026	SONIA	35 bps	5,012,053	53,037
JPM	Smithson Investment Trust PLC	GBP	1,462,263	05/29/2026	SONIA	35 bps	1,467,975	5,712
JPM	Snap, Inc.	USD	2,976,631	12/31/2025	OBFR	35 bps	3,011,763	35,132
JPM	Syncona, Ltd.	GBP	962,117	07/31/2026	SONIA	35 bps	977,150	15,033
JPM	Templeton EM Investment Trust PLC	GBP	3,764,678	11/28/2025	SONIA	35 bps	3,764,678	-
JPM	The Global Smaller Companies Trust PLC	GBP	57,493	05/29/2026	SONIA	35 bps	57,911	418
JPM	The Gore Street Energy Storage Fund PLC	GBP	1,152,355	08/28/2026	SONIA	35 bps	1,195,312	42,957
JPM	Uber Technologies, Inc.	USD	1,039,586	12/31/2025	OBFR	35 bps	1,040,891	1,305
JPM	Utilico Emerging Markets Trust PLC	GBP	95,385	03/31/2026	SONIA	35 bps	96,176	791
JPM	Vertex, Inc.	USD	61,042	12/31/2025	OBFR	35 bps	59,640	(1,402)
JPM	VGI Partners Global Investments, Ltd.	AUD	533,848	11/28/2025	RBACOR	45 bps	535,352	1,504
JPM	Vietnam Enterprise Investments, Ltd.	GBP	84,661	05/29/2026	SONIA	35 bps	87,040	2,379
JPM	VPC Specialty Lending Investments PLC	GBP	277,065	04/30/2026	SONIA	35 bps	279,864	2,799
JPM	Weibo Corp.	USD	156,102	12/31/2025	OBFR	35 bps	152,929	(3,173)
JPM	Workspace Group PLC	GBP	1,182,237	08/28/2026	SONIA	35 bps	1,187,975	5,738
JPM	Worldwide Healthcare Trust PLC	GBP	1,112,153	11/28/2025	SONIA	35 bps	1,129,947	17,794
Total Long Position Contracts							$86,216,642	$1,022,211

Quarterly Report | July 31, 2025	27

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	3i Group PLC	GBP	(179,740)	08/28/2026	SONIA	(30) bps	$(180,304)	$(564)
JPM	4imprint Group PLC	GBP	(374,445)	11/28/2025	SONIA	(30) bps	(370,325)	4,120
JPM	AJ Bell PLC	GBP	(346,658)	08/28/2026	SONIA	(30) bps	(359,107)	(12,449)
JPM	Alfa Financial Software Holdings PLC	GBP	(15,783)	08/28/2026	SONIA	(30) bps	(16,504)	(721)
JPM	Alpha Group International PLC	GBP	(230,800)	05/29/2026	SONIA	(30) bps	(231,077)	(277)
JPM	Ashtead Technology Holdings plc	GBP	(48,251)	08/28/2026	SONIA	(30) bps	(49,504)	(1,253)
JPM	Auction Technology Group PLC	GBP	(2,329)	11/28/2025	SONIA	(30) bps	(2,368)	(39)
JPM	Auto Trader Group PLC	GBP	(350,810)	11/28/2025	SONIA	(30) bps	(356,083)	(5,273)
JPM	Babcock International Group PLC	GBP	(245,607)	08/28/2026	SONIA	(30) bps	(250,831)	(5,224)
JPM	Balfour Beatty PLC	GBP	(63,030)	11/28/2025	SONIA	(30) bps	(63,615)	(585)
JPM	Barratt Redrow PLC	GBP	(70,655)	09/30/2025	SONIA	(30) bps	(70,112)	543
JPM	Beazley PLC	GBP	(114,219)	08/28/2026	SONIA	(30) bps	(113,395)	824
JPM	Bellway PLC	GBP	(174,985)	11/28/2025	SONIA	(30) bps	(173,531)	1,454
JPM	BFF Bank SpA	EUR	(28,230)	11/28/2025	ESTRON	(30) bps	(28,257)	(27)
JPM	Big Technologies PLC	GBP	(733)	11/28/2025	SONIA	(180) bps	(722)	11
JPM	Bloomsbury Publishing PLC	GBP	(58,275)	11/28/2025	SONIA	(30) bps	(59,138)	(863)
JPM	Bodycote PLC	GBP	(150,497)	08/28/2026	SONIA	(30) bps	(167,321)	(16,824)
JPM	Bollore SE	EUR	(54,199)	08/31/2026	ESTRON	(30) bps	(53,305)	894
JPM	Bunzl PLC	GBP	(78,922)	08/28/2026	SONIA	(30) bps	(77,009)	1,913
JPM	Bytes Technology Group PLC	GBP	(111,934)	11/28/2025	SONIA	(30) bps	(116,837)	(4,903)
JPM	Cairn Homes PLC	GBP	(47,499)	08/28/2026	SONIA	(30) bps	(48,532)	(1,033)
JPM	Card Factory PLC	GBP	(673)	11/28/2025	SONIA	(30) bps	(728)	(55)
JPM	Central Asia Metals PLC	GBP	(2,275)	11/28/2025	SONIA	(30) bps	(2,212)	63
JPM	Chemring Group PLC	GBP	(314,679)	11/28/2025	SONIA	(30) bps	(321,698)	(7,019)
JPM	Cie de Saint-Gobain SA	EUR	(63,288)	08/31/2026	ESTRON	(30) bps	(62,725)	563
JPM	Clarkson PLC	GBP	(99,575)	11/28/2025	SONIA	(30) bps	(100,155)	(580)
JPM	Compass Group PLC	GBP	(69,336)	08/28/2026	SONIA	(30) bps	(70,743)	(1,407)
JPM	Computacenter PLC	GBP	(158,352)	11/28/2025	SONIA	(30) bps	(163,194)	(4,842)
JPM	Conduit Holdings, Ltd.	GBP	(2,404)	11/28/2025	SONIA	(30) bps	(1,909)	495
JPM	Craneware PLC	GBP	(136,624)	08/28/2026	SONIA	(30) bps	(129,617)	7,007
JPM	Cranswick PLC	GBP	(387,157)	11/28/2025	SONIA	(30) bps	(393,832)	(6,675)
JPM	Crest Nicholson Holdings PLC	GBP	(28,885)	11/28/2025	SONIA	(30) bps	(28,759)	126
JPM	CVS Group PLC	GBP	(37,869)	11/28/2025	SONIA	(30) bps	(37,382)	487
JPM	Dalata Hotel Group PLC	EUR	(99,722)	08/31/2026	ESTRON	(30) bps	(99,879)	(157)
JPM	Diageo PLC	GBP	(61,762)	08/28/2026	SONIA	(30) bps	(59,222)	2,540
JPM	Diploma PLC	GBP	(547,094)	11/28/2025	SONIA	(30) bps	(556,402)	(9,308)
JPM	DiscoverIE Group PLC	GBP	(163,992)	11/28/2025	SONIA	(30) bps	(166,645)	(2,653)
JPM	Dunelm Group PLC	GBP	(306,992)	11/28/2025	SONIA	(30) bps	(308,770)	(1,778)
JPM	Edenred	EUR	(16,478)	11/28/2025	ESTRON	(30) bps	(15,939)	539
JPM	Elementis PLC	GBP	(68,028)	08/28/2026	SONIA	(30) bps	(73,109)	(5,081)
JPM	Entain PLC	GBP	(131,136)	08/28/2026	SONIA	(30) bps	(133,554)	(2,418)
JPM	Eurofins Scientific SE	EUR	(44,547)	08/31/2026	ESTRON	(30) bps	(45,097)	(550)
JPM	Experian PLC	GBP	(260,746)	11/28/2025	SONIA	(30) bps	(263,443)	(2,697)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	FDJ UNITED	EUR	(124,441)	08/31/2026	ESTRON	(30) bps	$(113,267)	$11,174
JPM	Flutter Entertainment PLC	GBP	(146,080)	08/28/2026	SONIA	(30) bps	(149,180)	(3,100)
JPM	Forterra PLC	GBP	(41,689)	08/28/2026	SONIA	(30) bps	(41,178)	511
JPM	Future PLC	GBP	(82,207)	11/28/2025	SONIA	(30) bps	(82,554)	(347)
JPM	Games Workshop Group PLC	GBP	(801,313)	11/28/2025	SONIA	(30) bps	(811,273)	(9,960)
JPM	Gamma Communications PLC	GBP	(113,367)	11/28/2025	SONIA	(30) bps	(114,418)	(1,051)
JPM	GB Group PLC	GBP	(143,353)	08/28/2026	SONIA	(30) bps	(147,774)	(4,421)
JPM	Genus PLC	GBP	(254,613)	11/28/2025	SONIA	(30) bps	(253,092)	1,521
JPM	GlobalData PLC	GBP	(124,849)	08/28/2026	SONIA	(30) bps	(122,235)	2,614
JPM	Grafton Group PLC	GBP	(170,403)	11/28/2025	SONIA	(30) bps	(170,231)	172
JPM	Greatland Resources, Ltd.	GBP	(175,715)	08/28/2026	SONIA	(30) bps	(166,757)	8,958
JPM	Halma PLC	GBP	(248,846)	08/28/2026	SONIA	(30) bps	(250,600)	(1,754)
JPM	Helical PLC	GBP	(11,378)	08/28/2026	SONIA	(30) bps	(10,966)	412
JPM	Hermes International SCA	EUR	(56,989)	08/31/2026	ESTRON	(30) bps	(51,549)	5,440
JPM	Hikma Pharmaceuticals PLC	GBP	(126,331)	08/28/2026	SONIA	(30) bps	(125,564)	767
JPM	Hill & Smith PLC	GBP	(220,862)	08/28/2026	SONIA	(30) bps	(225,269)	(4,407)
JPM	Hilton Food Group PLC	GBP	(76,394)	08/28/2026	SONIA	(30) bps	(77,120)	(726)
JPM	Hollywood Bowl Group PLC	GBP	(47,356)	11/28/2025	SONIA	(30) bps	(48,401)	(1,045)
JPM	Howden Joinery Group PLC	GBP	(248,556)	08/28/2026	SONIA	(30) bps	(243,290)	5,266
JPM	Hunting PLC	GBP	(15,832)	11/28/2025	SONIA	(30) bps	(15,634)	198
JPM	Ibstock PLC	GBP	(52,007)	08/28/2026	SONIA	(30) bps	(52,709)	(702)
JPM	IMI PLC	GBP	(158,060)	11/28/2025	SONIA	(30) bps	(158,345)	(285)
JPM	Impax Asset Management Group PLC	GBP	(1,885)	11/28/2025	SONIA	(30) bps	(1,844)	41
JPM	Inchcape PLC	GBP	(274,184)	11/28/2025	SONIA	(30) bps	(272,438)	1,746
JPM	IntegraFin Holdings PLC	GBP	(310,665)	08/28/2026	SONIA	(30) bps	(310,380)	285
JPM	Intermediate Capital Group PLC	GBP	(237,953)	11/28/2025	SONIA	(30) bps	(241,501)	(3,548)
JPM	JET2 PLC	GBP	(169,964)	08/28/2026	SONIA	(30) bps	(171,015)	(1,051)
JPM	Johnson Service Group PLC	GBP	(57,446)	08/28/2026	SONIA	(30) bps	(58,863)	(1,417)
JPM	Judges Scientific PLC	GBP	(32,448)	08/28/2026	SONIA	(30) bps	(30,903)	1,545
JPM	Just Group PLC	GBP	(414,721)	08/28/2026	SONIA	(30) bps	(693,628)	(278,907)
JPM	Kainos Group PLC	GBP	(83,914)	11/28/2025	SONIA	(30) bps	(85,297)	(1,383)
JPM	Kering SA	EUR	(49,702)	11/28/2025	ESTRON	(30) bps	(50,649)	(947)
JPM	Lancashire Holdings, Ltd.	GBP	(121,848)	08/28/2026	SONIA	(30) bps	(121,075)	773
JPM	Legal & General Group PLC	GBP	(153,463)	08/28/2026	SONIA	(30) bps	(154,365)	(902)
JPM	Lloyds Banking Group PLC	GBP	(100,165)	08/28/2026	SONIA	(30) bps	(98,240)	1,925
JPM	London Stock Exchange Group PLC	GBP	(68,146)	08/28/2026	SONIA	(30) bps	(63,103)	5,043
JPM	LondonMetric Property PLC	GBP	(128,697)	08/28/2026	SONIA	(30) bps	(128,630)	67
JPM	Luceco PLC	GBP	(59,028)	08/28/2026	SONIA	(30) bps	(56,385)	2,643
JPM	Man Group PLC	GBP	(119,072)	11/28/2025	SONIA	(30) bps	(111,880)	7,192
JPM	ME Group International PLC	GBP	(99,821)	08/28/2026	SONIA	(30) bps	(101,413)	(1,592)
JPM	Mitie Group PLC	GBP	(75,734)	08/28/2026	SONIA	(30) bps	(78,392)	(2,658)
JPM	Molten Ventures PLC	GBP	282,891	09/30/2026	SONIA	(0) bps	293,160	10,269
JPM	MONY Group PLC	GBP	(103,039)	08/28/2026	SONIA	(30) bps	(100,832)	2,207
JPM	Moonpig Group PLC	GBP	(251,191)	08/28/2026	SONIA	(30) bps	(255,508)	(4,317)

Quarterly Report | July 31, 2025	29

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	Morgan Advanced Materials PLC	GBP	(983)	11/28/2025	SONIA	(30) bps	$(1,011)	$(28)
JPM	Morgan Sindall Group PLC	GBP	(316,269)	11/28/2025	SONIA	(30) bps	(314,971)	1,298
JPM	Mortgage Advice Bureau Holdings, Ltd.	GBP	(63,027)	08/28/2026	SONIA	(30) bps	(61,756)	1,271
JPM	National Grid PLC	GBP	(124,847)	08/28/2026	SONIA	(30) bps	(126,760)	(1,913)
JPM	Nexans SA	EUR	(17,039)	11/28/2025	ESTRON	(30) bps	(18,190)	(1,151)
JPM	Next Fifteen Communications	GBP	(83)	11/28/2025	SONIA	(205) bps	(82)	1
JPM	On the Beach Group PLC	GBP	(79,207)	08/28/2026	SONIA	(30) bps	(78,051)	1,156
JPM	OSB Group PLC	GBP	(116,968)	08/28/2026	SONIA	(30) bps	(119,329)	(2,361)
JPM	Oxford Instruments PLC	GBP	(197,517)	11/28/2025	SONIA	(30) bps	(192,225)	5,292
JPM	Pagegroup PLC	GBP	(253)	11/28/2025	SONIA	(30) bps	(249)	4
JPM	Paragon Banking Group PLC	GBP	(407,298)	08/28/2026	SONIA	(30) bps	(422,590)	(15,292)
JPM	PayPoint PLC	GBP	(83,117)	08/28/2026	SONIA	(30) bps	(83,003)	114
JPM	Plus500, Ltd.	GBP	(73,175)	08/28/2026	SONIA	(30) bps	(74,548)	(1,373)
JPM	Polestar Automotive Holding UK PLC	USD	(745,790)	11/28/2025	OBFR	(1100) bps	(731,850)	13,940
JPM	Pollen Street Group, Ltd.	GBP	(43,847)	08/28/2026	SONIA	(75) bps	(45,800)	(1,953)
JPM	Porvair PLC	GBP	(56,688)	08/28/2026	SONIA	(30) bps	(57,152)	(464)
JPM	Premier Foods PLC	GBP	(131,567)	08/28/2026	SONIA	(30) bps	(131,431)	136
JPM	Prudential PLC	GBP	(121,618)	08/28/2026	SONIA	(30) bps	(124,459)	(2,841)
JPM	QinetiQ Group PLC	GBP	(217,514)	11/28/2025	SONIA	(30) bps	(216,903)	611
JPM	Reach PLC	GBP	(75)	11/28/2025	SONIA	(30) bps	(75)	-
JPM	Reckitt Benckiser Group PLC	GBP	(52,398)	08/28/2026	SONIA	(30) bps	(52,360)	38
JPM	RELX PLC	GBP	(127,335)	08/28/2026	SONIA	(30) bps	(128,445)	(1,110)
JPM	Renishaw PLC	GBP	(158,409)	08/28/2026	SONIA	(30) bps	(159,751)	(1,342)
JPM	Rightmove PLC	GBP	(125,623)	08/28/2026	SONIA	(30) bps	(130,368)	(4,745)
JPM	Rotork PLC	GBP	(45,695)	08/28/2026	SONIA	(30) bps	(45,864)	(169)
JPM	Samsung Electronics Co., Ltd.	USD	(76,921)	11/28/2025	OBFR	(95) bps	(76,677)	244
JPM	Savills PLC	GBP	(41,325)	08/28/2026	SONIA	(30) bps	(41,115)	210
JPM	Schneider Electric SE	EUR	(113,379)	08/31/2026	ESTRON	(30) bps	(108,620)	4,759
JPM	Scout24 SE	EUR	(10,228)	05/29/2026	ESTRON	(30) bps	(10,048)	180
JPM	Senior PLC	GBP	(1,939)	11/28/2025	SONIA	(30) bps	(1,990)	(51)
JPM	Serco Group PLC	GBP	(129,043)	08/28/2026	SONIA	(30) bps	(129,629)	(586)
JPM	Sirius Real Estate, Ltd.	GBP	(115,493)	08/28/2026	SONIA	(30) bps	(117,664)	(2,171)
JPM	Softcat PLC	GBP	(273,013)	08/28/2026	SONIA	(30) bps	(275,617)	(2,604)
JPM	Soitec	EUR	(8,048)	11/28/2025	ESTRON	(30) bps	(7,683)	365
JPM	Spirax Group PLC	GBP	(53,916)	08/28/2026	SONIA	(30) bps	(55,221)	(1,305)
JPM	Spire Healthcare Group PLC	GBP	(47,727)	08/28/2026	SONIA	(30) bps	(46,139)	1,588
JPM	SSP Group PLC	GBP	(63,300)	11/28/2025	SONIA	(30) bps	(64,430)	(1,130)
JPM	St James's Place PLC	GBP	(238,824)	08/28/2026	SONIA	(30) bps	(268,457)	(29,633)
JPM	Telecom Plus PLC	GBP	(402,052)	11/28/2025	SONIA	(30) bps	(407,355)	(5,303)
JPM	Trainline PLC	GBP	(70,910)	08/28/2026	SONIA	(30) bps	(73,653)	(2,743)
JPM	Trustpilot Group PLC	GBP	(253,939)	08/28/2026	SONIA	(30) bps	(249,557)	4,382
JPM	Vesuvius PLC	GBP	(20,683)	11/28/2025	SONIA	(30) bps	(20,870)	(187)
JPM	Victrex PLC	GBP	(16,056)	08/28/2026	SONIA	(30) bps	(16,150)	(94)
JPM	Virbac SACA	EUR	(15,201)	11/28/2025	ESTRON	(30) bps	(14,673)	528
JPM	Volution Group PLC	GBP	(655,219)	08/28/2026	SONIA	(30) bps	(660,568)	(5,349)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	Watches of Switzerland Group PLC	GBP	(83,274)	11/28/2025	SONIA	(30) bps	$(82,381)	$893
JPM	WH Smith PLC	GBP	(164,757)	11/28/2025	SONIA	(30) bps	(160,545)	4,212
JPM	Wise PLC	GBP	(384,346)	11/28/2025	SONIA	(30) bps	(385,866)	(1,520)
JPM	XPS Pensions Group PLC	GBP	(267,990)	08/28/2026	SONIA	(30) bps	(274,529)	(6,539)
JPM	YouGov PLC	GBP	(45,418)	08/28/2026	SONIA	(30) bps	(44,843)	575
Total Short Position Contracts							$(19,058,981)	$(379,587)

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds and common stock.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	Notional amounts are presented in U.S. dollar equivalent.

Quarterly Report | July 31, 2025	31

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

July 31, 2025 (Unaudited)

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the fair value hierarchy levels as of July 31, 2025. Refer to the Consolidated Schedule of Investments for additional details.

Investments in Securities, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$46,095,961	$-	$46,095,961
Senior Loans	-	29,887,526	-	29,887,526
Convertible Corporate Bonds	-	-	7,545,502	7,545,502
Mortgage-Backed Securities	-	3,608,511	-	3,608,511
Common Stock*	47,489,043	4,442,648	-	51,931,691
Closed End Funds	57,659,707	-	-	57,659,707
Investment Trusts	26,919,088	-	-	26,919,088
Preferred Stock	-	2,856	5,130,512	5,133,368
Participation Agreements*	-	-	888,284	888,284
Private Funds**	-	-	-	64,461,358
Unit Trust	29,289,632	-	-	29,289,632
Special Purpose Acquisition Companies	19,574,502	-	10,345,519	29,920,021
Warrants*	1,685,782	2,677	4,543,581	6,232,040
Rights	79,137	-	-	79,137
Options***	6,958,434	-	-	6,958,434
Money Market Funds	17,337,200	-	-	17,337,200
Total	$206,992,525	$84,040,179	$28,453,398	$383,947,460

Investment in Affiliated Fund, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Fund	$800,764	$-	$-	$800,764
Total	$800,764	$-	$-	$800,764

Securities Sold Short, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$18,326,339	$-	$18,326,339
Sovereign Debt Obligations	213,110,985	-	-	213,110,985
Common Stock	51,141,938	-	-	51,141,938
Closed End Funds	1,875,089	-	-	1,875,089
Exchange Traded Funds	78,005,367	-	-	78,005,367
Special Purpose Acquisition Companies	757,476	-	-	757,476
Total	$344,890,855	$18,326,339	$-	$363,217,194

Derivative Contracts, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Simple Agreement For Future Equity Contracts	$-	$-	$7,824,502	$7,824,502
Forward Foreign Currency Contracts	-	1,752,214	-	1,752,214
Futures Contracts	24,142	-	-	24,142
Centrally Cleared Credit Default Swaps	-	14,860,118	-	14,860,118
Over-the-Counter Credit Default Swaps	-	2,698,728	-	2,698,728
TBA MBS forward contracts	-	578,485	-	578,485
Total Return Swaps	-	1,241,112	-	1,241,112
Total Assets	$24,142	$21,130,657	$7,824,502	$28,979,301
Liabilities
Forward Foreign Currency Contracts	$-	$2,193,954	$-	$2,193,954
Futures Contracts	700,350	-	-	700,350
Centrally Cleared Credit Default Swaps	-	11,350,286	-	11,350,286
Over-the-Counter Credit Default Swaps	-	434,848	-	434,848
Total Return Swaps	-	598,488	-	598,488
Total Liabilities	$700,350	$14,577,576	$-	$15,277,926

*	The Fund held Level 3 investments that are priced at $0.
**	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) as practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.
***	All options held by the Fund are exchange traded listed options.